Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (99.3%)
Communications (4.4%)
	Alphabet Inc.	3.375%	2/25/24	12,556	13,751
	Alphabet Inc.	0.450%	8/15/25	16,105	16,064
	America Movil SAB de CV	3.125%	7/16/22	28,760	29,948
	AT&T Inc.	3.000%	6/30/22	28,277	29,311
	AT&T Inc.	2.625%	12/1/22	17,773	18,432
	AT&T Inc.	4.050%	12/15/23	8,987	9,929
	AT&T Inc.	4.450%	4/1/24	9,045	10,095
	AT&T Inc.	3.950%	1/15/25	13,279	14,901
	AT&T Inc.	3.400%	5/15/25	46,201	51,362
	AT&T Inc.	3.600%	7/15/25	28,374	31,705
	Baidu Inc.	2.875%	7/6/22	13,175	13,537
	Baidu Inc.	3.500%	11/28/22	9,485	9,935
	Baidu Inc.	3.875%	9/29/23	17,430	18,801
	Baidu Inc.	4.375%	5/14/24	21,700	23,843
	Baidu Inc.	3.075%	4/7/25	17,529	18,667
	Baidu Inc.	4.125%	6/30/25	6,910	7,714
	Booking Holdings Inc.	2.750%	3/15/23	9,917	10,419
	Booking Holdings Inc.	3.650%	3/15/25	13,365	14,746
	Booking Holdings Inc.	4.100%	4/13/25	12,392	13,984
	British Telecommunications plc	4.500%	12/4/23	11,775	13,025
	Charter Communications Operating LLC	4.464%	7/23/22	52,210	55,201
	Charter Communications Operating LLC	4.500%	2/1/24	35,495	39,427
	Charter Communications Operating LLC	4.908%	7/23/25	84,312	97,590
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	14,462	17,040
	Comcast Corp.	3.000%	2/1/24	25,497	27,414
	Comcast Corp.	3.600%	3/1/24	29,613	32,503
	Comcast Corp.	3.700%	4/15/24	50,405	55,483
	Comcast Corp.	3.375%	2/15/25	16,418	18,115
	Comcast Corp.	3.100%	4/1/25	21,833	23,987
	Comcast Corp.	3.375%	8/15/25	27,246	30,345
	Comcast Corp.	3.950%	10/15/25	59,744	68,488
	Discovery Communications LLC	2.950%	3/20/23	16,112	16,987
	Discovery Communications LLC	3.800%	3/13/24	10,205	11,101
	Discovery Communications LLC	3.900%	11/15/24	9,376	10,377
	Discovery Communications LLC	3.450%	3/15/25	7,097	7,783
	Discovery Communications LLC	3.950%	6/15/25	11,701	13,102
[1]	Expedia Group Inc.	3.600%	12/15/23	9,057	9,469
	Expedia Group Inc.	4.500%	8/15/24	10,192	10,981
	Fox Corp.	3.666%	1/25/22	17,383	18,036
	Fox Corp.	4.030%	1/25/24	25,821	28,462
	Fox Corp.	3.050%	4/7/25	12,144	13,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grupo Televisa SAB	6.625%	3/18/25	6,800	8,255
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	10,296	10,987
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	8,684	9,615
	Omnicom Group Inc.	3.625%	5/1/22	14,786	15,435
	Omnicom Group Inc.	3.650%	11/1/24	23,265	25,631
	Rogers Communications Inc.	3.000%	3/15/23	7,193	7,525
	Rogers Communications Inc.	4.100%	10/1/23	15,570	17,012
	Telefonica Emisiones SA	4.570%	4/27/23	19,512	21,320
	Tencent Music Entertainment Group	1.375%	9/3/25	3,350	3,356
	Time Warner Entertainment Co. LP	8.375%	3/15/23	19,371	22,663
[1]	T-Mobile USA Inc.	3.500%	4/15/25	69,812	77,048
	TWDC Enterprises 18 Corp.	2.550%	2/15/22	9,630	9,878
	TWDC Enterprises 18 Corp.	2.450%	3/4/22	11,683	11,985
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	20,230	21,008
	TWDC Enterprises 18 Corp.	3.150%	9/17/25	14,818	16,394
	Verizon Communications Inc.	5.150%	9/15/23	75,357	84,963
	Verizon Communications Inc.	3.500%	11/1/24	32,889	36,201
	Verizon Communications Inc.	3.376%	2/15/25	39,037	43,324
	Verizon Communications Inc.	0.850%	11/20/25	40,000	40,162
	ViacomCBS Inc.	3.375%	3/1/22	6,133	6,311
	ViacomCBS Inc.	4.250%	9/1/23	11,238	12,231
	ViacomCBS Inc.	3.875%	4/1/24	10,790	11,758
	ViacomCBS Inc.	3.700%	8/15/24	16,067	17,578
	ViacomCBS Inc.	3.500%	1/15/25	15,044	16,452
	ViacomCBS Inc.	4.750%	5/15/25	35,883	41,474
	Vodafone Group plc	2.500%	9/26/22	4,100	4,249
	Vodafone Group plc	2.950%	2/19/23	14,291	15,042
	Vodafone Group plc	3.750%	1/16/24	40,112	43,850
	Vodafone Group plc	4.125%	5/30/25	30,786	35,234
	Walt Disney Co.	1.650%	9/1/22	15,110	15,448
	Walt Disney Co.	3.000%	9/15/22	21,266	22,245
	Walt Disney Co.	1.750%	8/30/24	11,910	12,334
	Walt Disney Co.	3.700%	9/15/24	14,606	16,146
	Walt Disney Co.	3.350%	3/24/25	27,041	29,915
	Walt Disney Co.	3.700%	10/15/25	13,095	14,789
	Walt Disney Co.	1.750%	1/13/26	2,000	2,080
	Weibo Corp.	3.500%	7/5/24	15,275	15,943
	WPP Finance 2010	3.625%	9/7/22	6,951	7,298
	WPP Finance 2010	3.750%	9/19/24	11,933	13,127
					1,811,583
Consumer Discretionary (6.9%)
	Alibaba Group Holding Ltd.	2.800%	6/6/23	15,480	16,319
	Alibaba Group Holding Ltd.	3.600%	11/28/24	43,171	47,532
	Amazon.com Inc.	3.300%	12/5/21	20,375	20,916
	Amazon.com Inc.	2.500%	11/29/22	27,070	28,136
	Amazon.com Inc.	2.400%	2/22/23	27,760	29,006
	Amazon.com Inc.	0.400%	6/3/23	17,984	18,047
	Amazon.com Inc.	2.800%	8/22/24	34,957	37,824
	Amazon.com Inc.	3.800%	12/5/24	19,868	22,315
	Amazon.com Inc.	0.800%	6/3/25	23,569	23,910
	American Honda Finance Corp.	3.150%	1/8/21	4,450	4,463
	American Honda Finance Corp.	1.650%	7/12/21	14,310	14,427
	American Honda Finance Corp.	1.700%	9/9/21	11,919	12,046
	American Honda Finance Corp.	3.375%	12/10/21	6,886	7,098
	American Honda Finance Corp.	1.950%	5/20/22	10,379	10,619
	American Honda Finance Corp.	2.200%	6/27/22	16,766	17,243
	American Honda Finance Corp.	0.400%	10/21/22	6,430	6,437
	American Honda Finance Corp.	2.600%	11/16/22	12,731	13,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Honda Finance Corp.	2.050%	1/10/23	6,982	7,214
	American Honda Finance Corp.	1.950%	5/10/23	11,438	11,850
	American Honda Finance Corp.	0.875%	7/7/23	31,957	32,291
	American Honda Finance Corp.	3.450%	7/14/23	4,550	4,897
	American Honda Finance Corp.	0.650%	9/8/23	9,925	9,981
	American Honda Finance Corp.	3.625%	10/10/23	12,771	13,917
	American Honda Finance Corp.	3.550%	1/12/24	13,196	14,364
	American Honda Finance Corp.	2.900%	2/16/24	11,151	11,928
	American Honda Finance Corp.	2.400%	6/27/24	17,765	18,816
	American Honda Finance Corp.	2.150%	9/10/24	10,578	11,160
	American Honda Finance Corp.	1.200%	7/8/25	5,100	5,197
	American Honda Finance Corp.	1.000%	9/10/25	10,078	10,173
	Aptiv Corp.	4.150%	3/15/24	13,510	14,876
	AutoNation Inc.	3.500%	11/15/24	7,468	7,983
	AutoNation Inc.	4.500%	10/1/25	9,008	10,005
	AutoZone Inc.	3.700%	4/15/22	12,989	13,482
	AutoZone Inc.	2.875%	1/15/23	11,996	12,512
	AutoZone Inc.	3.125%	7/15/23	10,203	10,828
	AutoZone Inc.	3.125%	4/18/24	5,380	5,798
	AutoZone Inc.	3.250%	4/15/25	3,448	3,772
	AutoZone Inc.	3.625%	4/15/25	16,584	18,477
	Block Financial LLC	5.500%	11/1/22	9,211	9,818
	Block Financial LLC	5.250%	10/1/25	6,410	7,331
	BorgWarner Inc.	3.375%	3/15/25	9,582	10,550
	Cintas Corp. No. 2	4.300%	6/1/21	2,015	2,050
	Cintas Corp. No. 2	2.900%	4/1/22	6,608	6,822
	Cintas Corp. No. 2	3.250%	6/1/22	4,675	4,842
[2]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	3,696	3,625
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	6,508	6,410
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	1,277	1,239
[2]	Delta Air Lines Pass-Through Trust Class A Series 2007-1	6.821%	8/10/22	3,372	3,405
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	4,716	4,739
	DR Horton Inc.	2.550%	12/1/20	6,245	6,245
	DR Horton Inc.	4.375%	9/15/22	838	887
	DR Horton Inc.	4.750%	2/15/23	5,630	6,074
	DR Horton Inc.	5.750%	8/15/23	10,145	11,376
	DR Horton Inc.	2.500%	10/15/24	11,917	12,646
	DR Horton Inc.	2.600%	10/15/25	9,627	10,368
	eBay Inc.	3.800%	3/9/22	12,995	13,519
	eBay Inc.	2.600%	7/15/22	22,035	22,694
	eBay Inc.	2.750%	1/30/23	15,946	16,682
	eBay Inc.	3.450%	8/1/24	11,331	12,359
	eBay Inc.	1.900%	3/11/25	18,871	19,717
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	11,689	12,743
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	8,777	9,952
	General Motors Co.	4.875%	10/2/23	28,982	31,983
	General Motors Co.	5.400%	10/2/23	13,721	15,374
	General Motors Co.	4.000%	4/1/25	9,689	10,595
	General Motors Co.	6.125%	10/1/25	44,743	53,838
	General Motors Financial Co. Inc.	3.450%	1/14/22	18,505	18,983
	General Motors Financial Co. Inc.	3.450%	4/10/22	28,621	29,475
	General Motors Financial Co. Inc.	3.150%	6/30/22	23,947	24,711
	General Motors Financial Co. Inc.	3.550%	7/8/22	29,701	31,000
	General Motors Financial Co. Inc.	3.250%	1/5/23	13,002	13,572

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Financial Co. Inc.	5.200%	3/20/23	28,000	30,679
General Motors Financial Co. Inc.	3.700%	5/9/23	30,303	32,065
General Motors Financial Co. Inc.	4.250%	5/15/23	14,813	15,910
General Motors Financial Co. Inc.	4.150%	6/19/23	26,897	28,872
General Motors Financial Co. Inc.	1.700%	8/18/23	13,600	13,854
General Motors Financial Co. Inc.	5.100%	1/17/24	30,828	34,267
General Motors Financial Co. Inc.	3.950%	4/13/24	17,332	18,781
General Motors Financial Co. Inc.	3.500%	11/7/24	17,260	18,535
General Motors Financial Co. Inc.	4.000%	1/15/25	25,756	28,167
General Motors Financial Co. Inc.	2.900%	2/26/25	31,293	33,120
General Motors Financial Co. Inc.	4.350%	4/9/25	30,079	33,569
General Motors Financial Co. Inc.	2.750%	6/20/25	17,698	18,675
General Motors Financial Co. Inc.	4.300%	7/13/25	9,874	11,002
Harley-Davidson Inc.	3.500%	7/28/25	9,699	10,483
Hasbro Inc.	2.600%	11/19/22	1,924	1,991
Hasbro Inc.	3.000%	11/19/24	11,699	12,565
Home Depot Inc.	3.250%	3/1/22	13,410	13,910
Home Depot Inc.	2.625%	6/1/22	13,178	13,619
Home Depot Inc.	2.700%	4/1/23	28,414	29,844
Home Depot Inc.	3.750%	2/15/24	25,161	27,585
Home Depot Inc.	3.350%	9/15/25	17,303	19,509
Hyatt Hotels Corp.	3.375%	7/15/23	7,216	7,448
Hyatt Hotels Corp.	5.375%	4/23/25	8,182	9,134
JD.com Inc.	3.125%	4/29/21	2,554	2,574
Kohl's Corp.	3.250%	2/1/23	5,425	5,574
Kohl's Corp.	9.500%	5/15/25	11,624	14,588
Kohl's Corp.	4.250%	7/17/25	12,780	13,579
Las Vegas Sands Corp.	3.200%	8/8/24	28,580	29,791
Las Vegas Sands Corp.	2.900%	6/25/25	9,910	10,178
Leggett & Platt Inc.	3.400%	8/15/22	1,862	1,916
Leggett & Platt Inc.	3.800%	11/15/24	6,876	7,408
Lennar Corp.	4.125%	1/15/22	10,000	10,275
Lennar Corp.	4.750%	11/15/22	7,500	7,969
Lennar Corp.	4.875%	12/15/23	8,000	8,840
Lennar Corp.	4.500%	4/30/24	13,450	14,862
Lennar Corp.	5.875%	11/15/24	7,500	8,672
Lennar Corp.	4.750%	5/30/25	7,200	8,253
Lowe's Cos. Inc.	3.800%	11/15/21	1	1
Lowe's Cos. Inc.	3.120%	4/15/22	12,759	13,165
Lowe's Cos. Inc.	3.875%	9/15/23	11,670	12,696
Lowe's Cos. Inc.	3.125%	9/15/24	13,279	14,420
Lowe's Cos. Inc.	4.000%	4/15/25	11,935	13,552
Lowe's Cos. Inc.	3.375%	9/15/25	12,432	13,909
Magna International Inc.	3.625%	6/15/24	12,446	13,609
Magna International Inc.	4.150%	10/1/25	12,831	14,692
Marriott International Inc.	3.250%	9/15/22	9,650	9,898
Marriott International Inc.	2.125%	10/3/22	9,597	9,726
Marriott International Inc.	4.150%	12/1/23	7,747	8,305
Marriott International Inc.	3.600%	4/15/24	7,300	7,707
Marriott International Inc.	3.750%	3/15/25	9,760	10,314
Marriott International Inc.	5.750%	5/1/25	19,491	22,610
Marriott International Inc.	3.750%	10/1/25	4,993	5,345
Marriott International Inc.	3.125%	6/15/26	3,000	3,148
Masco Corp.	5.950%	3/15/22	4,438	4,737
Masco Corp.	4.450%	4/1/25	11,365	13,024
McDonald's Corp.	2.625%	1/15/22	21,376	21,918
McDonald's Corp.	3.350%	4/1/23	22,124	23,580
McDonald's Corp.	3.250%	6/10/24	6,250	6,811

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
McDonald's Corp.	3.375%	5/26/25	17,153	19,022
McDonald's Corp.	3.300%	7/1/25	16,676	18,531
McDonald's Corp.	1.450%	9/1/25	8,100	8,379
Mohawk Industries Inc.	3.850%	2/1/23	11,318	12,023
NIKE Inc.	2.250%	5/1/23	10,990	11,467
NIKE Inc.	2.400%	3/27/25	13,418	14,416
NVR Inc.	3.950%	9/15/22	10,400	10,943
O'Reilly Automotive Inc.	3.800%	9/1/22	6,653	6,987
O'Reilly Automotive Inc.	3.850%	6/15/23	4,723	5,071
PVH Corp.	4.625%	7/10/25	10,032	10,887
Ralph Lauren Corp.	1.700%	6/15/22	10,352	10,555
Ralph Lauren Corp.	3.750%	9/15/25	7,213	8,085
Ross Stores Inc.	4.600%	4/15/25	13,537	15,630
Sands China Ltd.	4.600%	8/8/23	26,687	28,455
Sands China Ltd.	5.125%	8/8/25	37,392	41,038
Snap-on Inc.	6.125%	9/1/21	3,000	3,128
Southwest Airlines Co.	2.750%	11/16/22	6,450	6,660
Southwest Airlines Co.	4.750%	5/4/23	22,653	24,578
Southwest Airlines Co.	5.250%	5/4/25	32,742	37,326
Stanley Black & Decker Inc.	3.400%	12/1/21	7,350	7,517
Stanley Black & Decker Inc.	2.900%	11/1/22	14,945	15,674
Stanley Black & Decker Inc.	4.000%	3/15/60	15,409	16,251
Starbucks Corp.	1.300%	5/7/22	9,219	9,338
Starbucks Corp.	2.700%	6/15/22	16,527	17,047
Starbucks Corp.	3.100%	3/1/23	19,815	20,971
Starbucks Corp.	3.850%	10/1/23	7,770	8,442
Starbucks Corp.	3.800%	8/15/25	24,529	27,808
Tapestry Inc.	3.000%	7/15/22	7,425	7,567
Tapestry Inc.	4.250%	4/1/25	11,857	12,635
TJX Cos. Inc.	2.500%	5/15/23	11,868	12,391
TJX Cos. Inc.	3.500%	4/15/25	32,637	36,320
Toyota Motor Corp.	3.183%	7/20/21	12,793	13,025
Toyota Motor Corp.	2.157%	7/2/22	13,064	13,454
Toyota Motor Corp.	3.419%	7/20/23	13,667	14,725
Toyota Motor Corp.	2.358%	7/2/24	5,305	5,617
Toyota Motor Credit Corp.	1.800%	10/7/21	8,475	8,584
Toyota Motor Credit Corp.	2.600%	1/11/22	22,201	22,758
Toyota Motor Credit Corp.	3.300%	1/12/22	16,436	16,972
Toyota Motor Credit Corp.	2.650%	4/12/22	16,750	17,279
Toyota Motor Credit Corp.	1.150%	5/26/22	20,212	20,467
Toyota Motor Credit Corp.	2.800%	7/13/22	22,586	23,489
Toyota Motor Credit Corp.	0.450%	7/22/22	10,641	10,681
Toyota Motor Credit Corp.	2.150%	9/8/22	18,562	19,163
Toyota Motor Credit Corp.	0.350%	10/14/22	11,900	11,912
Toyota Motor Credit Corp.	2.625%	1/10/23	15,880	16,633
Toyota Motor Credit Corp.	2.700%	1/11/23	7,711	8,086
Toyota Motor Credit Corp.	2.900%	3/30/23	14,001	14,814
Toyota Motor Credit Corp.	0.500%	8/14/23	14,700	14,743
Toyota Motor Credit Corp.	1.350%	8/25/23	33,467	34,309
Toyota Motor Credit Corp.	3.450%	9/20/23	7,079	7,661
Toyota Motor Credit Corp.	2.250%	10/18/23	10,682	11,234
Toyota Motor Credit Corp.	3.350%	1/8/24	11,208	12,148
Toyota Motor Credit Corp.	2.900%	4/17/24	12,619	13,571
Toyota Motor Credit Corp.	2.000%	10/7/24	5,300	5,569
Toyota Motor Credit Corp.	1.800%	2/13/25	49,291	51,458
Toyota Motor Credit Corp.	3.000%	4/1/25	16,753	18,388
Toyota Motor Credit Corp.	3.400%	4/14/25	12,923	14,414
Toyota Motor Credit Corp.	0.800%	10/16/25	8,000	8,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	9,390	9,203
	VF Corp.	2.050%	4/23/22	17,290	17,685
	VF Corp.	2.400%	4/23/25	16,296	17,341
	Whirlpool Corp.	4.700%	6/1/22	6,525	6,936
	Whirlpool Corp.	4.000%	3/1/24	6,275	6,859
	Whirlpool Corp.	3.700%	5/1/25	3,479	3,882
	Yale University	0.873%	4/15/25	8,146	8,226
					2,860,449
Consumer Staples (6.1%)
	Altria Group Inc.	3.490%	2/14/22	7,643	7,928
	Altria Group Inc.	2.850%	8/9/22	40,288	41,909
	Altria Group Inc.	2.950%	5/2/23	7,504	7,889
	Altria Group Inc.	4.000%	1/31/24	33,935	37,312
	Altria Group Inc.	3.800%	2/14/24	20,560	22,456
	Altria Group Inc.	2.350%	5/6/25	11,835	12,551
	Anheuser-Busch Cos. LLC	3.650%	2/1/26	5,000	5,647
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	3,476	3,647
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	24,541	25,950
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	703	777
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	49,942	56,668
	Archer-Daniels-Midland Co.	2.750%	3/27/25	9,710	10,512
	BAT Capital Corp.	2.764%	8/15/22	21,811	22,586
	BAT Capital Corp.	3.222%	8/15/24	47,519	51,214
	BAT Capital Corp.	2.789%	9/6/24	16,478	17,563
	Beam Suntory Inc.	3.250%	5/15/22	3,703	3,827
	Brown-Forman Corp.	3.500%	4/15/25	4,401	4,884
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	7,205	7,466
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	12,124	13,355
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	6,000	6,113
	Campbell Soup Co.	2.500%	8/2/22	12,807	13,229
	Campbell Soup Co.	3.650%	3/15/23	5,628	6,009
	Campbell Soup Co.	3.950%	3/15/25	16,081	18,097
	Campbell Soup Co.	3.300%	3/19/25	9,685	10,589
	Church & Dwight Co. Inc.	2.450%	8/1/22	7,123	7,337
	Church & Dwight Co. Inc.	2.875%	10/1/22	4,992	5,213
	Clorox Co.	3.800%	11/15/21	5,664	5,845
	Clorox Co.	3.050%	9/15/22	7,407	7,711
	Clorox Co.	3.500%	12/15/24	9,155	10,128
	Coca-Cola Co.	2.500%	4/1/23	13,593	14,286
	Coca-Cola Co.	3.200%	11/1/23	15,126	16,404
	Coca-Cola Co.	1.750%	9/6/24	27,766	29,064
	Coca-Cola Co.	2.950%	3/25/25	19,729	21,679
	Coca-Cola Co.	2.875%	10/27/25	25,923	28,764
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	6,242	6,911
	Coca-Cola European Partners plc	3.250%	8/19/21	674	679
	Colgate-Palmolive Co.	2.450%	11/15/21	5,885	6,011
	Colgate-Palmolive Co.	2.300%	5/3/22	6,916	7,119
	Colgate-Palmolive Co.	2.250%	11/15/22	8,528	8,862
	Colgate-Palmolive Co.	1.950%	2/1/23	2,085	2,161
	Colgate-Palmolive Co.	2.100%	5/1/23	6,427	6,703
	Colgate-Palmolive Co.	3.250%	3/15/24	6,476	7,077
	Conagra Brands Inc.	3.250%	9/15/22	1,200	1,259
	Conagra Brands Inc.	3.200%	1/25/23	9,978	10,470
	Conagra Brands Inc.	4.300%	5/1/24	24,742	27,588
	Conagra Brands Inc.	4.600%	11/1/25	19,526	22,753
	Constellation Brands Inc.	2.700%	5/9/22	11,574	11,919
	Constellation Brands Inc.	2.650%	11/7/22	14,155	14,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	3.200%	2/15/23	20,528	21,669
	Constellation Brands Inc.	4.250%	5/1/23	17,528	19,057
	Constellation Brands Inc.	4.750%	11/15/24	12,875	14,803
	Constellation Brands Inc.	4.400%	11/15/25	3,117	3,624
	Costco Wholesale Corp.	2.300%	5/18/22	12,610	12,960
	Costco Wholesale Corp.	2.750%	5/18/24	25,301	27,165
	Diageo Capital plc	2.625%	4/29/23	17,812	18,636
	Diageo Capital plc	3.500%	9/18/23	8,129	8,789
	Diageo Capital plc	2.125%	10/24/24	10,725	11,298
	Diageo Capital plc	1.375%	9/29/25	15,324	15,729
	Diageo Investment Corp.	2.875%	5/11/22	19,943	20,640
	Dollar General Corp.	3.250%	4/15/23	25,229	26,667
	Dollar General Corp.	4.150%	11/1/25	4,819	5,534
	Dollar Tree Inc.	3.700%	5/15/23	21,361	22,878
	Dollar Tree Inc.	4.000%	5/15/25	17,354	19,579
	Estee Lauder Cos. Inc.	2.000%	12/1/24	9,016	9,548
	Flowers Foods Inc.	4.375%	4/1/22	2,955	3,050
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	3,050	3,180
	General Mills Inc.	3.150%	12/15/21	7,553	7,720
	General Mills Inc.	2.600%	10/12/22	12,980	13,491
	General Mills Inc.	3.700%	10/17/23	21,110	23,031
	General Mills Inc.	3.650%	2/15/24	12,910	14,082
	General Mills Inc.	4.000%	4/17/25	11,957	13,525
	Hershey Co.	2.625%	5/1/23	750	785
	Hershey Co.	3.375%	5/15/23	8,716	9,337
	Hershey Co.	2.050%	11/15/24	7,225	7,630
	Hershey Co.	0.900%	6/1/25	4,865	4,927
	Hershey Co.	3.200%	8/21/25	3,127	3,487
	J M Smucker Co.	3.000%	3/15/22	14,602	15,076
	J M Smucker Co.	3.500%	3/15/25	21,790	24,265
	Kellogg Co.	3.125%	5/17/22	3,545	3,686
	Kellogg Co.	2.650%	12/1/23	11,306	11,985
	Keurig Dr Pepper Inc.	2.530%	11/15/21	1,000	1,018
	Keurig Dr Pepper Inc.	4.057%	5/25/23	36,089	39,113
	Keurig Dr Pepper Inc.	3.130%	12/15/23	17,546	18,799
	Keurig Dr Pepper Inc.	4.417%	5/25/25	13,198	15,221
	Keurig Dr Pepper Inc.	3.400%	11/15/25	6,461	7,214
	Kimberly-Clark Corp.	2.400%	3/1/22	3,900	4,001
	Kimberly-Clark Corp.	2.400%	6/1/23	5,267	5,532
	Kimberly-Clark Corp.	3.050%	8/15/25	6,340	7,009
	Kroger Co.	3.400%	4/15/22	8,125	8,399
	Kroger Co.	2.800%	8/1/22	13,219	13,722
	Kroger Co.	3.850%	8/1/23	14,811	16,012
	Kroger Co.	4.000%	2/1/24	11,349	12,471
	McCormick & Co. Inc.	3.900%	7/15/21	2,755	2,796
	McCormick & Co. Inc.	2.700%	8/15/22	17,577	18,199
	McCormick & Co. Inc.	3.150%	8/15/24	20,121	21,809
	Mead Johnson Nutrition Co.	4.125%	11/15/25	17,458	20,105
	Molson Coors Beverage Co.	3.500%	5/1/22	5,670	5,899
[1]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	6,150	6,334
	Mondelez International Inc.	0.625%	7/1/22	19,744	19,825
	Mondelez International Inc.	2.125%	4/13/23	9,852	10,225
	Mondelez International Inc.	1.500%	5/4/25	18,324	18,919
	PepsiCo Inc.	1.700%	10/6/21	17,240	17,435
	PepsiCo Inc.	2.750%	3/5/22	27,140	27,975
	PepsiCo Inc.	2.250%	5/2/22	16,798	17,231
	PepsiCo Inc.	3.100%	7/17/22	22,803	23,755

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PepsiCo Inc.	2.750%	3/1/23	19,671	20,755
PepsiCo Inc.	0.750%	5/1/23	22,350	22,613
PepsiCo Inc.	0.400%	10/7/23	10,075	10,089
PepsiCo Inc.	3.600%	3/1/24	7,915	8,645
PepsiCo Inc.	2.250%	3/19/25	43,534	46,479
PepsiCo Inc.	2.750%	4/30/25	19,149	20,859
PepsiCo Inc.	3.500%	7/17/25	9,205	10,360
Philip Morris International Inc.	2.625%	2/18/22	14,923	15,317
Philip Morris International Inc.	2.375%	8/17/22	16,892	17,438
Philip Morris International Inc.	2.500%	8/22/22	14,757	15,301
Philip Morris International Inc.	2.500%	11/2/22	14,147	14,722
Philip Morris International Inc.	2.625%	3/6/23	13,137	13,826
Philip Morris International Inc.	1.125%	5/1/23	17,765	18,099
Philip Morris International Inc.	2.125%	5/10/23	9,383	9,738
Philip Morris International Inc.	3.600%	11/15/23	10,189	11,139
Philip Morris International Inc.	2.875%	5/1/24	13,851	14,889
Philip Morris International Inc.	3.250%	11/10/24	18,256	20,110
Philip Morris International Inc.	1.500%	5/1/25	11,987	12,382
Philip Morris International Inc.	3.375%	8/11/25	13,718	15,282
Procter & Gamble - Esop	9.360%	1/1/21	159	160
Procter & Gamble Co.	1.700%	11/3/21	15,989	16,209
Procter & Gamble Co.	2.300%	2/6/22	22,058	22,585
Procter & Gamble Co.	2.150%	8/11/22	15,077	15,551
Procter & Gamble Co.	3.100%	8/15/23	21,951	23,555
Procter & Gamble Co.	0.550%	10/29/25	19,000	19,091
Reynolds American Inc.	4.850%	9/15/23	8,656	9,689
Reynolds American Inc.	4.450%	6/12/25	54,563	62,152
Sysco Corp.	2.600%	6/12/22	11,733	12,098
Sysco Corp.	3.550%	3/15/25	10,022	10,996
Sysco Corp.	5.650%	4/1/25	8,937	10,651
Sysco Corp.	3.750%	10/1/25	16,605	18,580
Target Corp.	2.900%	1/15/22	17,695	18,216
Target Corp.	3.500%	7/1/24	20,688	22,956
Target Corp.	2.250%	4/15/25	26,882	28,702
Tyson Foods Inc.	4.500%	6/15/22	34,387	36,162
Tyson Foods Inc.	3.900%	9/28/23	8,603	9,369
Tyson Foods Inc.	3.950%	8/15/24	17,878	19,901
Unilever Capital Corp.	3.000%	3/7/22	8,655	8,954
Unilever Capital Corp.	2.200%	5/5/22	9,926	10,186
Unilever Capital Corp.	3.125%	3/22/23	12,315	13,069
Unilever Capital Corp.	0.375%	9/14/23	11,650	11,654
Unilever Capital Corp.	3.250%	3/7/24	9,216	9,992
Unilever Capital Corp.	2.600%	5/5/24	13,032	13,883
Unilever Capital Corp.	3.375%	3/22/25	5,500	6,096
Unilever Capital Corp.	3.100%	7/30/25	7,223	8,014
Walgreen Co.	3.100%	9/15/22	32,469	33,924
Walgreens Boots Alliance Inc.	3.800%	11/18/24	33,254	36,797
Walmart Inc.	2.350%	12/15/22	16,924	17,618
Walmart Inc.	2.550%	4/11/23	28,851	30,205
Walmart Inc.	3.400%	6/26/23	49,125	52,866
Walmart Inc.	3.300%	4/22/24	22,325	24,304
Walmart Inc.	2.850%	7/8/24	46,952	50,748
Walmart Inc.	2.650%	12/15/24	24,580	26,588
Walmart Inc.	3.550%	6/26/25	26,137	29,566
				2,524,828
Energy (7.5%)
Baker Hughes a GE Co. LLC	2.773%	12/15/22	27,068	28,251
Boardwalk Pipelines LP	3.375%	2/1/23	7,345	7,519

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boardwalk Pipelines LP	4.950%	12/15/24	7,429	8,224
BP Capital Markets America Inc.	3.245%	5/6/22	33,434	34,813
BP Capital Markets America Inc.	2.520%	9/19/22	18,517	19,185
BP Capital Markets America Inc.	2.937%	4/6/23	16,549	17,473
BP Capital Markets America Inc.	2.750%	5/10/23	35,088	37,004
BP Capital Markets America Inc.	3.216%	11/28/23	12,431	13,346
BP Capital Markets America Inc.	3.790%	2/6/24	17,109	18,687
BP Capital Markets America Inc.	3.224%	4/14/24	20,389	21,952
BP Capital Markets America Inc.	3.194%	4/6/25	19,916	21,887
BP Capital Markets America Inc.	3.796%	9/21/25	17,590	19,875
BP Capital Markets plc	3.062%	3/17/22	14,274	14,772
BP Capital Markets plc	3.245%	5/6/22	2,288	2,382
BP Capital Markets plc	2.500%	11/6/22	17,407	18,116
BP Capital Markets plc	3.994%	9/26/23	14,721	16,138
BP Capital Markets plc	3.814%	2/10/24	36,231	39,690
BP Capital Markets plc	3.535%	11/4/24	9,469	10,438
BP Capital Markets plc	3.506%	3/17/25	16,389	18,238
Canadian Natural Resources Ltd.	2.950%	1/15/23	20,516	21,311
Canadian Natural Resources Ltd.	3.800%	4/15/24	13,803	14,855
Canadian Natural Resources Ltd.	3.900%	2/1/25	11,464	12,438
Canadian Natural Resources Ltd.	2.050%	7/15/25	6,479	6,656
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	29,457	33,986
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	36,166	41,432
Chevron Corp.	2.411%	3/3/22	16,040	16,400
Chevron Corp.	2.498%	3/3/22	15,735	16,147
Chevron Corp.	2.355%	12/5/22	41,552	43,057
Chevron Corp.	1.141%	5/11/23	28,386	28,951
Chevron Corp.	2.566%	5/16/23	12,134	12,739
Chevron Corp.	3.191%	6/24/23	30,066	32,052
Chevron Corp.	2.895%	3/3/24	23,945	25,651
Chevron Corp.	1.554%	5/11/25	45,622	47,332
Chevron Corp.	3.326%	11/17/25	12,516	14,016
Chevron USA Inc.	0.333%	8/12/22	7,030	7,030
Chevron USA Inc.	0.426%	8/11/23	6,659	6,665
Chevron USA Inc.	0.687%	8/12/25	16,950	16,974
Cimarex Energy Co.	4.375%	6/1/24	14,433	15,552
Columbia Pipeline Group Inc.	4.500%	6/1/25	17,584	20,231
ConocoPhillips Co.	2.400%	12/15/22	2,615	2,703
ConocoPhillips Co.	3.350%	11/15/24	6,969	7,615
Diamondback Energy Inc.	2.875%	12/1/24	20,311	20,996
Diamondback Energy Inc.	4.750%	5/31/25	11,108	12,340
Diamondback Energy Inc.	5.375%	5/31/25	6,775	7,021
Diamondback Energy Inc.	3.250%	12/1/26	8,617	9,102
Enable Midstream Partners LP	3.900%	5/15/24	13,862	13,811
Enbridge Energy Partners LP	5.875%	10/15/25	5,588	6,719
Enbridge Inc.	2.900%	7/15/22	9,337	9,676
Enbridge Inc.	4.000%	10/1/23	18,077	19,589
Enbridge Inc.	3.500%	6/10/24	9,524	10,274
Enbridge Inc.	2.500%	1/15/25	17,063	17,937
Energy Transfer Operating LP	5.200%	2/1/22	9,938	10,298
Energy Transfer Operating LP	3.600%	2/1/23	22,990	23,823
Energy Transfer Operating LP	4.250%	3/15/23	24,262	25,505
Energy Transfer Operating LP	4.200%	9/15/23	12,757	13,570
Energy Transfer Operating LP	5.875%	1/15/24	17,202	19,051
Energy Transfer Operating LP	4.900%	2/1/24	8,660	9,342
Energy Transfer Operating LP	4.500%	4/15/24	11,003	11,828
Energy Transfer Operating LP	4.050%	3/15/25	16,835	17,992
Energy Transfer Operating LP	2.900%	5/15/25	17,669	18,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Partners LP	5.875%	3/1/22	11,625	12,168
	Energy Transfer Partners LP	5.000%	10/1/22	12,827	13,565
	Energy Transfer Partners LP	4.500%	11/1/23	14,882	15,928
	Enterprise Products Operating LLC	3.500%	2/1/22	6,900	7,148
	Enterprise Products Operating LLC	4.050%	2/15/22	15,566	16,228
	Enterprise Products Operating LLC	3.350%	3/15/23	29,593	31,298
	Enterprise Products Operating LLC	3.900%	2/15/24	15,643	17,130
	Enterprise Products Operating LLC	3.750%	2/15/25	26,810	29,862
[2]	Enterprise Products Operating LLC	4.875%	8/16/77	8,850	8,053
	EOG Resources Inc.	4.100%	2/1/21	9,319	9,377
	EOG Resources Inc.	2.625%	3/15/23	13,433	14,018
	EOG Resources Inc.	3.150%	4/1/25	5,430	5,938
	Exxon Mobil Corp.	2.397%	3/6/22	24,504	25,088
	Exxon Mobil Corp.	1.902%	8/16/22	13,591	13,948
	Exxon Mobil Corp.	2.726%	3/1/23	30,427	31,911
	Exxon Mobil Corp.	1.571%	4/15/23	46,391	47,669
	Exxon Mobil Corp.	3.176%	3/15/24	8,237	8,884
	Exxon Mobil Corp.	2.019%	8/16/24	20,070	21,039
	Exxon Mobil Corp.	2.709%	3/6/25	18,240	19,652
	Exxon Mobil Corp.	2.992%	3/19/25	71,713	78,163
	Halliburton Co.	3.500%	8/1/23	14,566	15,458
	Halliburton Co.	3.800%	11/15/25	13,727	15,168
	Helmerich & Payne Inc.	4.650%	3/15/25	7,200	7,938
	Hess Corp.	3.500%	7/15/24	6,743	6,996
	HollyFrontier Corp.	2.625%	10/1/23	3,650	3,672
	Husky Energy Inc.	3.950%	4/15/22	10,214	10,470
	Husky Energy Inc.	4.000%	4/15/24	12,554	13,181
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	6,087	6,361
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	13,772	14,484
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	12,332	12,978
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	10,184	10,869
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	9,835	10,708
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	11,086	12,222
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	14,774	16,420
	Kinder Morgan Inc.	3.150%	1/15/23	16,177	16,984
	Kinder Morgan Inc.	4.300%	6/1/25	30,776	34,933
	Marathon Oil Corp.	2.800%	11/1/22	5,629	5,791
	Marathon Oil Corp.	3.850%	6/1/25	20,952	22,000
	Marathon Petroleum Corp.	4.500%	5/1/23	19,020	20,518
	Marathon Petroleum Corp.	4.750%	12/15/23	11,467	12,657
	Marathon Petroleum Corp.	3.625%	9/15/24	8,621	9,268
	Marathon Petroleum Corp.	4.700%	5/1/25	41,374	46,753
	MPLX LP	3.500%	12/1/22	12,713	13,349
	MPLX LP	3.375%	3/15/23	12,068	12,717
	MPLX LP	4.500%	7/15/23	19,203	20,787
	MPLX LP	4.875%	12/1/24	24,147	27,377
	MPLX LP	5.250%	1/15/25	11,565	11,811
	MPLX LP	4.000%	2/15/25	14,245	15,652
	MPLX LP	4.875%	6/1/25	20,246	23,106
	Noble Energy Inc.	3.900%	11/15/24	9,655	10,741
	ONEOK Inc.	4.250%	2/1/22	6,989	7,207
	ONEOK Inc.	7.500%	9/1/23	8,790	10,085
	ONEOK Inc.	2.750%	9/1/24	11,153	11,614
	ONEOK Inc.	2.200%	9/15/25	7,659	7,716
	ONEOK Partners LP	3.375%	10/1/22	21,664	22,476
	ONEOK Partners LP	5.000%	9/15/23	7,680	8,361
	ONEOK Partners LP	4.900%	3/15/25	9,463	10,455
	Phillips 66	4.300%	4/1/22	34,099	35,805

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Phillips 66	3.700%	4/6/23	5,919	6,332
Phillips 66	0.900%	2/15/24	5,500	5,502
Phillips 66	3.850%	4/9/25	19,090	21,259
Phillips 66 Partners LP	2.450%	12/15/24	7,597	7,853
Phillips 66 Partners LP	3.605%	2/15/25	9,649	10,287
Plains All American Pipeline LP	3.650%	6/1/22	13,360	13,721
Plains All American Pipeline LP	2.850%	1/31/23	9,771	10,009
Plains All American Pipeline LP	3.850%	10/15/23	18,738	19,722
Plains All American Pipeline LP	3.600%	11/1/24	14,795	15,383
Plains All American Pipeline LP	4.650%	10/15/25	16,776	18,270
Sabine Pass Liquefaction LLC	6.250%	3/15/22	10,988	11,592
Sabine Pass Liquefaction LLC	5.625%	4/15/23	29,002	31,757
Sabine Pass Liquefaction LLC	5.750%	5/15/24	34,712	39,381
Sabine Pass Liquefaction LLC	5.625%	3/1/25	47,915	55,462
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	11,250	11,454
Schlumberger Investment SA	3.650%	12/1/23	24,969	26,930
Shell International Finance BV	1.750%	9/12/21	10,000	10,121
Shell International Finance BV	2.375%	8/21/22	20,411	21,127
Shell International Finance BV	2.250%	1/6/23	18,709	19,409
Shell International Finance BV	3.400%	8/12/23	18,649	20,141
Shell International Finance BV	0.375%	9/15/23	10,400	10,398
Shell International Finance BV	3.500%	11/13/23	9,684	10,541
Shell International Finance BV	2.000%	11/7/24	25,413	26,717
Shell International Finance BV	2.375%	4/6/25	28,492	30,473
Shell International Finance BV	3.250%	5/11/25	50,548	55,924
Spectra Energy Partners LP	4.750%	3/15/24	21,696	24,148
Spectra Energy Partners LP	3.500%	3/15/25	4,874	5,306
Suncor Energy Inc.	2.800%	5/15/23	9,875	10,356
Suncor Energy Inc.	3.600%	12/1/24	17,015	18,674
Suncor Energy Inc.	3.100%	5/15/25	12,539	13,640
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	4,517	4,709
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	4,434	4,595
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	20,292	21,560
TC PipeLines LP	4.375%	3/13/25	284	312
TechnipFMC plc	3.450%	10/1/22	6,629	6,803
Total Capital Canada Ltd.	2.750%	7/15/23	29,051	30,791
Total Capital International SA	2.875%	2/17/22	16,203	16,690
Total Capital International SA	2.700%	1/25/23	20,048	21,026
Total Capital International SA	3.700%	1/15/24	21,153	23,159
Total Capital International SA	3.750%	4/10/24	19,408	21,425
Total Capital International SA	2.434%	1/10/25	14,638	15,553
Total Capital SA	4.250%	12/15/21	5,728	5,964
TransCanada PipeLines Ltd.	2.500%	8/1/22	17,275	17,857
TransCanada PipeLines Ltd.	3.750%	10/16/23	15,006	16,227
Valero Energy Corp.	2.700%	4/15/23	24,485	25,403
Valero Energy Corp.	1.200%	3/15/24	11,241	11,214
Valero Energy Corp.	3.650%	3/15/25	13,202	14,315
Valero Energy Corp.	2.850%	4/15/25	24,819	26,085
Williams Cos. Inc.	3.600%	3/15/22	26,548	27,476
Williams Cos. Inc.	3.350%	8/15/22	18,960	19,684
Williams Cos. Inc.	3.700%	1/15/23	18,459	19,496
Williams Cos. Inc.	4.500%	11/15/23	13,971	15,347
Williams Cos. Inc.	4.300%	3/4/24	20,156	22,120
Williams Cos. Inc.	4.550%	6/24/24	15,648	17,386
Williams Cos. Inc.	3.900%	1/15/25	12,520	13,739
Williams Cos. Inc.	4.000%	9/15/25	13,625	15,175
				3,107,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (42.5%)
	AerCap Ireland Capital DAC	3.950%	2/1/22	20,368	20,820
	AerCap Ireland Capital DAC	3.500%	5/26/22	14,468	14,834
	AerCap Ireland Capital DAC	4.625%	7/1/22	13,090	13,717
	AerCap Ireland Capital DAC	3.300%	1/23/23	15,307	15,723
	AerCap Ireland Capital DAC	4.125%	7/3/23	16,050	16,971
	AerCap Ireland Capital DAC	4.500%	9/15/23	25,360	27,047
	AerCap Ireland Capital DAC	4.875%	1/16/24	21,256	22,824
	AerCap Ireland Capital DAC	3.150%	2/15/24	13,050	13,420
	AerCap Ireland Capital DAC	2.875%	8/14/24	13,394	13,558
	AerCap Ireland Capital DAC	3.500%	1/15/25	10,420	10,726
	AerCap Ireland Capital DAC	6.500%	7/15/25	26,169	30,221
	AerCap Ireland Capital DAC	4.450%	10/1/25	11,000	11,809
	Affiliated Managers Group Inc.	4.250%	2/15/24	5,801	6,370
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,182	10,174
	Aflac Inc.	3.625%	6/15/23	15,117	16,381
	Aflac Inc.	3.625%	11/15/24	28,189	31,519
	Aflac Inc.	3.250%	3/17/25	10,145	11,216
	Air Lease Corp.	3.500%	1/15/22	8,777	9,009
	Air Lease Corp.	3.750%	2/1/22	10,950	11,242
	Air Lease Corp.	2.625%	7/1/22	12,905	13,228
	Air Lease Corp.	2.250%	1/15/23	6,183	6,305
	Air Lease Corp.	2.750%	1/15/23	13,894	14,259
	Air Lease Corp.	3.875%	7/3/23	11,870	12,548
	Air Lease Corp.	3.000%	9/15/23	12,066	12,500
	Air Lease Corp.	4.250%	2/1/24	21,171	22,771
	Air Lease Corp.	4.250%	9/15/24	12,192	13,084
	Air Lease Corp.	2.300%	2/1/25	15,785	16,028
	Air Lease Corp.	3.250%	3/1/25	12,667	13,249
	Air Lease Corp.	3.375%	7/1/25	17,650	18,587
	Aircastle Ltd.	5.500%	2/15/22	8,273	8,542
	Aircastle Ltd.	5.000%	4/1/23	7,283	7,574
	Aircastle Ltd.	4.400%	9/25/23	19,906	20,478
	Aircastle Ltd.	4.125%	5/1/24	6,965	7,096
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	24,169	26,495
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	14,294	15,778
	Alleghany Corp.	4.950%	6/27/22	7,020	7,489
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	7,474	8,053
	Allstate Corp.	3.150%	6/15/23	9,098	9,724
	Allstate Corp.	0.750%	12/15/25	5,000	5,006
[2]	Allstate Corp.	5.750%	8/15/53	15,597	16,669
	Ally Financial Inc.	4.125%	2/13/22	16,967	17,646
	Ally Financial Inc.	4.625%	5/19/22	7,505	7,918
	Ally Financial Inc.	1.450%	10/2/23	24,859	25,325
	Ally Financial Inc.	3.875%	5/21/24	22,579	24,668
	Ally Financial Inc.	5.125%	9/30/24	23,720	27,189
	Ally Financial Inc.	4.625%	3/30/25	11,400	12,953
	Ally Financial Inc.	5.800%	5/1/25	3,757	4,447
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	5,950	6,262
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	8,496	9,216
	American Express Co.	2.750%	5/20/22	43,298	44,729
	American Express Co.	2.500%	8/1/22	40,793	42,159
	American Express Co.	2.650%	12/2/22	34,107	35,684
	American Express Co.	3.400%	2/27/23	36,772	39,110
	American Express Co.	3.700%	8/3/23	23,023	24,988
	American Express Co.	3.400%	2/22/24	25,438	27,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	2.500%	7/30/24	18,919	20,163
	American Express Co.	3.000%	10/30/24	23,816	25,840
	American Express Co.	3.625%	12/5/24	10,579	11,724
	American Express Co.	4.200%	11/6/25	8,401	9,749
	American Express Credit Corp.	2.700%	3/3/22	32,628	33,515
	American International Group Inc.	4.875%	6/1/22	16,149	17,227
	American International Group Inc.	4.125%	2/15/24	25,468	28,309
	American International Group Inc.	2.500%	6/30/25	38,370	41,132
	American International Group Inc.	3.750%	7/10/25	21,528	24,153
	American Tower Corp.	2.250%	1/15/22	14,440	14,735
	American Tower Corp.	4.700%	3/15/22	15,338	16,152
	American Tower Corp.	3.500%	1/31/23	21,639	23,023
	American Tower Corp.	3.000%	6/15/23	15,070	16,004
	American Tower Corp.	0.600%	1/15/24	5,000	5,006
	American Tower Corp.	5.000%	2/15/24	17,318	19,594
	American Tower Corp.	3.375%	5/15/24	14,393	15,649
	American Tower Corp.	2.950%	1/15/25	13,289	14,385
	American Tower Corp.	2.400%	3/15/25	11,405	12,108
	American Tower Corp.	4.000%	6/1/25	7,872	8,856
	American Tower Corp.	1.300%	9/15/25	9,606	9,749
	Ameriprise Financial Inc.	3.000%	3/22/22	16,273	16,845
	Ameriprise Financial Inc.	4.000%	10/15/23	12,004	13,230
	Ameriprise Financial Inc.	3.700%	10/15/24	11,355	12,653
	Ameriprise Financial Inc.	3.000%	4/2/25	13,668	14,906
	Aon Corp.	2.200%	11/15/22	6,160	6,373
	Aon plc	4.000%	11/27/23	5,047	5,514
	Aon plc	3.500%	6/14/24	11,144	12,149
	Ares Capital Corp.	3.625%	1/19/22	11,410	11,723
	Ares Capital Corp.	3.500%	2/10/23	12,275	12,721
	Ares Capital Corp.	4.200%	6/10/24	12,121	12,788
	Ares Capital Corp.	4.250%	3/1/25	17,271	18,394
	Ares Capital Corp.	3.250%	7/15/25	13,356	13,823
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	4,485	4,866
	Assurant Inc.	4.000%	3/15/23	5,825	6,204
	Assurant Inc.	4.200%	9/27/23	8,600	9,326
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	9,284	10,550
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	14,067	14,551
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	24,191	25,283
	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	7,284	7,533
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	14,719	16,827
	AvalonBay Communities Inc.	2.950%	9/15/22	7,435	7,723
	AvalonBay Communities Inc.	4.200%	12/15/23	6,283	6,919
	AvalonBay Communities Inc.	3.500%	11/15/24	5,640	6,197
	AvalonBay Communities Inc.	3.450%	6/1/25	10,581	11,786
	AvalonBay Communities Inc.	3.500%	11/15/25	4,119	4,630
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	20,450	20,457
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	14,000	14,006
	Banco Santander SA	3.500%	4/11/22	27,489	28,585
	Banco Santander SA	3.125%	2/23/23	16,495	17,375
	Banco Santander SA	3.848%	4/12/23	21,734	23,312
	Banco Santander SA	2.706%	6/27/24	28,050	29,858
	Banco Santander SA	2.746%	5/28/25	24,845	26,356
	Banco Santander SA	5.179%	11/19/25	20,400	23,562
	Bancolombia SA	3.000%	1/29/25	17,839	18,396
[2]	BancorpSouth Bank	4.125%	11/20/29	825	835
	Bank of America Corp.	5.000%	5/13/21	466	476
	Bank of America Corp.	5.700%	1/24/22	11,527	12,240
	Bank of America Corp.	2.503%	10/21/22	7,461	7,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	3.300%	1/11/23	45,968	48,730
[2]	Bank of America Corp.	3.124%	1/20/23	43,198	44,449
[2]	Bank of America Corp.	2.881%	4/24/23	22,532	23,251
[2]	Bank of America Corp.	2.816%	7/21/23	30,710	31,865
	Bank of America Corp.	4.100%	7/24/23	41,227	45,192
[2]	Bank of America Corp.	3.004%	12/20/23	122,814	128,948
	Bank of America Corp.	4.125%	1/22/24	51,659	57,011
[2]	Bank of America Corp.	3.550%	3/5/24	74,338	79,258
	Bank of America Corp.	4.000%	4/1/24	23,981	26,533
[2]	Bank of America Corp.	1.486%	5/19/24	22,306	22,727
[2]	Bank of America Corp.	3.864%	7/23/24	67,062	72,588
	Bank of America Corp.	4.200%	8/26/24	37,655	42,180
	Bank of America Corp.	0.810%	10/24/24	41,492	41,542
	Bank of America Corp.	4.000%	1/22/25	64,303	71,849
[2]	Bank of America Corp.	3.458%	3/15/25	58,944	63,946
	Bank of America Corp.	3.950%	4/21/25	61,380	68,757
	Bank of America Corp.	3.875%	8/1/25	23,894	27,149
	Bank of America Corp.	0.981%	9/25/25	45,000	45,177
[2]	Bank of America Corp.	3.093%	10/1/25	51,219	55,241
[2]	Bank of America Corp.	2.456%	10/22/25	40,074	42,477
[2]	Bank of America Corp.	3.366%	1/23/26	36,681	40,104
[2]	Bank of America Corp.	2.015%	2/13/26	36,902	38,371
	Bank of America Corp.	3.500%	4/19/26	500	567
[2]	Bank of America Corp.	1.319%	6/19/26	54,796	55,348
	Bank of America Corp.	1.197%	10/24/26	58,875	59,238
[2]	Bank of America NA	3.335%	1/25/23	6,278	6,487
	Bank of Montreal	2.900%	3/26/22	52,705	54,518
	Bank of Montreal	2.350%	9/11/22	20,859	21,615
	Bank of Montreal	2.050%	11/1/22	8,807	9,100
	Bank of Montreal	2.550%	11/6/22	10,933	11,370
	Bank of Montreal	3.300%	2/5/24	42,069	45,497
	Bank of Montreal	2.500%	6/28/24	9,696	10,331
	Bank of Montreal	1.850%	5/1/25	36,747	38,473
	Bank of Montreal	4.338%	10/5/28	5,220	5,631
	Bank of New York Mellon Corp.	2.600%	2/7/22	40,605	41,665
	Bank of New York Mellon Corp.	1.950%	8/23/22	26,800	27,571
	Bank of New York Mellon Corp.	1.850%	1/27/23	12,973	13,380
	Bank of New York Mellon Corp.	2.950%	1/29/23	19,337	20,376
	Bank of New York Mellon Corp.	3.500%	4/28/23	15,827	17,013
[2]	Bank of New York Mellon Corp.	2.661%	5/16/23	14,380	14,846
	Bank of New York Mellon Corp.	3.450%	8/11/23	16,786	18,151
	Bank of New York Mellon Corp.	2.200%	8/16/23	25,653	26,837
	Bank of New York Mellon Corp.	3.650%	2/4/24	10,304	11,267
	Bank of New York Mellon Corp.	3.400%	5/15/24	7,499	8,206
	Bank of New York Mellon Corp.	3.250%	9/11/24	8,048	8,808
	Bank of New York Mellon Corp.	2.100%	10/24/24	13,180	13,955
	Bank of New York Mellon Corp.	3.000%	2/24/25	9,045	9,875
	Bank of New York Mellon Corp.	1.600%	4/24/25	19,143	19,884
	Bank of New York Mellon Corp.	3.950%	11/18/25	5,655	6,541
	Bank of Nova Scotia	2.700%	3/7/22	40,044	41,239
	Bank of Nova Scotia	2.450%	9/19/22	12,340	12,825
	Bank of Nova Scotia	2.000%	11/15/22	14,968	15,452
	Bank of Nova Scotia	2.375%	1/18/23	7,795	8,109
	Bank of Nova Scotia	1.950%	2/1/23	19,739	20,366
	Bank of Nova Scotia	1.625%	5/1/23	34,342	35,266
	Bank of Nova Scotia	0.550%	9/15/23	13,244	13,298
	Bank of Nova Scotia	3.400%	2/11/24	22,080	24,009
	Bank of Nova Scotia	2.200%	2/3/25	20,171	21,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	1.300%	6/11/25	24,634	25,086
	Bank of Nova Scotia	4.650%	4/12/69	4,050	4,040
	BankUnited Inc.	4.875%	11/17/25	6,916	7,916
	Barclays Bank plc	2.650%	1/11/21	2	2
	Barclays Bank plc	1.700%	5/12/22	11,684	11,872
	Barclays Bank plc	3.750%	5/15/24	4,450	4,858
	Barclays plc	3.250%	1/12/21	20	20
	Barclays plc	3.684%	1/10/23	32,125	33,113
[2]	Barclays plc	4.610%	2/15/23	40,424	42,299
[2]	Barclays plc	4.338%	5/16/24	42,175	45,422
	Barclays plc	4.375%	9/11/24	14,208	15,646
	Barclays plc	3.650%	3/16/25	36,897	40,458
[2]	Barclays plc	3.932%	5/7/25	34,812	37,792
[2]	Barclays plc	2.852%	5/7/26	47,380	50,113
	BBVA USA	2.875%	6/29/22	9,216	9,550
	BBVA USA	2.500%	8/27/24	11,655	12,366
	BBVA USA	3.875%	4/10/25	12,012	13,317
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	16,864	17,532
	Berkshire Hathaway Inc.	3.400%	1/31/22	7,097	7,350
	Berkshire Hathaway Inc.	3.000%	2/11/23	7,418	7,844
	Berkshire Hathaway Inc.	2.750%	3/15/23	40,497	42,551
	BGC Partners Inc.	5.375%	7/24/23	9,149	9,813
	BGC Partners Inc.	3.750%	10/1/24	5,440	5,591
	BlackRock Inc.	3.375%	6/1/22	10,370	10,829
	BlackRock Inc.	3.500%	3/18/24	21,527	23,688
[1]	Blackstone	3.650%	7/14/23	3,587	3,653
	BNP Paribas SA	3.250%	3/3/23	14,512	15,453
	BNP Paribas SA	4.250%	10/15/24	20,574	23,118
[1,2]	BNP Paribas SA	2.819%	11/19/25	2,000	2,132
	Boston Properties LP	3.850%	2/1/23	14,338	15,234
	Boston Properties LP	3.125%	9/1/23	14,090	14,954
	Boston Properties LP	3.800%	2/1/24	14,240	15,502
	Boston Properties LP	3.200%	1/15/25	12,133	13,120
	BPCE SA	2.750%	12/2/21	17,091	17,498
[1]	BPCE SA	3.000%	5/22/22	4,300	4,458
	BPCE SA	4.000%	4/15/24	28,703	31,832
	Brandywine Operating Partnership LP	3.950%	2/15/23	4,973	5,147
	Brandywine Operating Partnership LP	4.100%	10/1/24	6,335	6,659
	Brixmor Operating Partnership LP	3.875%	8/15/22	1,808	1,876
	Brixmor Operating Partnership LP	3.250%	9/15/23	8,928	9,362
	Brixmor Operating Partnership LP	3.650%	6/15/24	10,561	11,261
	Brixmor Operating Partnership LP	3.850%	2/1/25	13,086	14,133
	Brookfield Asset Management Inc.	4.000%	1/15/25	7,023	7,798
	Brookfield Finance Inc.	4.000%	4/1/24	15,149	16,615
	Brown & Brown Inc.	4.200%	9/15/24	7,724	8,615
	Camden Property Trust	2.950%	12/15/22	6,687	6,963
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	24,257	25,077
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	14,125	14,261
[2]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	22,682	23,464
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	25,199	27,369
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	14,107	15,233
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	15,264	16,099
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	9,602	9,659
[2]	Capital One Bank USA NA	2.014%	1/27/23	10,905	11,082
	Capital One Bank USA NA	3.375%	2/15/23	33,787	35,768
	Capital One Bank USA NA	2.280%	1/28/26	75	78
	Capital One Financial Corp.	3.050%	3/9/22	28,142	29,045
	Capital One Financial Corp.	3.200%	1/30/23	16,453	17,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	2.600%	5/11/23	34,551	36,190
	Capital One Financial Corp.	3.500%	6/15/23	30,872	33,112
	Capital One Financial Corp.	3.900%	1/29/24	20,290	22,242
	Capital One Financial Corp.	3.750%	4/24/24	15,105	16,462
	Capital One Financial Corp.	3.300%	10/30/24	17,508	19,082
	Capital One Financial Corp.	3.200%	2/5/25	36,611	39,794
	Capital One Financial Corp.	4.250%	4/30/25	7,204	8,150
	Capital One Financial Corp.	4.200%	10/29/25	29,729	33,698
	Capital One NA	2.150%	9/6/22	2,488	2,559
	CBRE Services Inc.	5.250%	3/15/25	6,327	7,332
	CC Holdings GS V LLC	3.849%	4/15/23	29,970	32,121
	Charles Schwab Corp.	3.225%	9/1/22	1,500	1,574
	Charles Schwab Corp.	2.650%	1/25/23	14,386	15,069
	Charles Schwab Corp.	3.550%	2/1/24	13,627	14,839
	Charles Schwab Corp.	3.000%	3/10/25	8,795	9,597
	Charles Schwab Corp.	4.200%	3/24/25	7,575	8,689
	Charles Schwab Corp.	3.850%	5/21/25	12,951	14,645
	Chubb INA Holdings Inc.	2.875%	11/3/22	20,072	20,942
	Chubb INA Holdings Inc.	2.700%	3/13/23	12,637	13,284
	Chubb INA Holdings Inc.	3.350%	5/15/24	19,642	21,444
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,822	20,780
	CIT Bank NA	2.969%	9/27/25	800	832
	Citibank NA	3.650%	1/23/24	38,255	41,796
	Citigroup Inc.	2.900%	12/8/21	57,378	58,743
	Citigroup Inc.	4.500%	1/14/22	39,912	41,708
	Citigroup Inc.	2.750%	4/25/22	53,189	54,849
	Citigroup Inc.	4.050%	7/30/22	19,073	20,193
	Citigroup Inc.	2.700%	10/27/22	20,746	21,608
[2]	Citigroup Inc.	3.142%	1/24/23	49,274	50,707
	Citigroup Inc.	3.375%	3/1/23	7,680	8,130
	Citigroup Inc.	3.500%	5/15/23	23,597	25,249
[2]	Citigroup Inc.	2.876%	7/24/23	55,886	58,048
	Citigroup Inc.	3.875%	10/25/23	17,537	19,222
[2]	Citigroup Inc.	1.678%	5/15/24	18,540	19,001
[2]	Citigroup Inc.	4.044%	6/1/24	40,687	44,140
	Citigroup Inc.	3.750%	6/16/24	17,200	18,915
	Citigroup Inc.	4.000%	8/5/24	7,931	8,823
	Citigroup Inc.	0.776%	10/30/24	33,346	33,441
	Citigroup Inc.	3.875%	3/26/25	23,598	26,280
[2]	Citigroup Inc.	3.352%	4/24/25	60,011	64,878
	Citigroup Inc.	3.300%	4/27/25	35,994	39,904
	Citigroup Inc.	4.400%	6/10/25	43,344	49,503
	Citigroup Inc.	5.500%	9/13/25	24,704	29,666
[2]	Citigroup Inc.	3.106%	4/8/26	61,302	66,666
	Citizens Bank NA	3.250%	2/14/22	18,400	18,989
	Citizens Bank NA	2.650%	5/26/22	14,541	14,977
	Citizens Bank NA	3.700%	3/29/23	17,287	18,517
	Citizens Bank NA	2.250%	4/28/25	5,140	5,454
	CME Group Inc.	3.000%	9/15/22	14,197	14,869
	CME Group Inc.	3.000%	3/15/25	14,601	16,000
	CNA Financial Corp.	3.950%	5/15/24	8,873	9,788
	CNO Financial Group Inc.	5.250%	5/30/25	8,600	9,847
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	7,648	8,032
	Comerica Bank	2.500%	7/23/24	9,089	9,686
	Comerica Bank	4.000%	7/27/25	4,272	4,753
	Comerica Inc.	3.700%	7/31/23	20,187	21,826
[1]	Commonwealth Bank of Australia	2.750%	3/10/22	3,500	3,609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Commonwealth Bank of Australia	3.450%	3/16/23	4,000	4,277
[1]	Commonwealth Bank of Australia	3.350%	6/4/24	2,350	2,568
	Cooperatieve Rabobank UA	2.750%	1/10/22	24,938	25,607
	Cooperatieve Rabobank UA	3.875%	2/8/22	68,632	71,485
	Cooperatieve Rabobank UA	3.950%	11/9/22	21,948	23,328
	Cooperatieve Rabobank UA	2.750%	1/10/23	23,409	24,591
	Cooperatieve Rabobank UA	4.625%	12/1/23	25,396	28,207
	Cooperatieve Rabobank UA	3.375%	5/21/25	24,257	27,260
	Cooperatieve Rabobank UA	4.375%	8/4/25	24,978	28,509
	Corporate Office Properties LP	3.600%	5/15/23	5,804	6,108
	Corporate Office Properties LP	5.000%	7/1/25	5,017	5,688
	Credit Suisse AG	2.800%	4/8/22	33,090	34,207
	Credit Suisse AG	1.000%	5/5/23	33,603	34,066
	Credit Suisse AG	3.625%	9/9/24	59,563	65,960
	Credit Suisse AG	2.950%	4/9/25	46,875	51,124
[1]	Credit Suisse Group AG	3.574%	1/9/23	7,175	7,406
	Credit Suisse Group AG	3.750%	3/26/25	37,400	41,486
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	33,851	35,810
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	27,996	30,138
	Crown Castle International Corp.	5.250%	1/15/23	31,275	34,246
	Crown Castle International Corp.	3.150%	7/15/23	10,216	10,879
	Crown Castle International Corp.	3.200%	9/1/24	17,341	18,748
	Crown Castle International Corp.	1.350%	7/15/25	7,841	7,949
	CubeSmart LP	4.375%	12/15/23	4,645	5,103
	CubeSmart LP	4.000%	11/15/25	5,516	6,213
	CyrusOne LP	2.900%	11/15/24	13,557	14,376
	Deutsche Bank AG	4.250%	10/14/21	8,978	9,220
	Deutsche Bank AG	5.000%	2/14/22	22,609	23,630
	Deutsche Bank AG	3.300%	11/16/22	10,580	11,003
	Deutsche Bank AG	3.950%	2/27/23	17,610	18,648
	Deutsche Bank AG	3.700%	5/30/24	28,495	30,418
	Deutsche Bank AG	3.700%	5/30/24	7,221	7,708
	Deutsche Bank AG	2.222%	9/18/24	45,110	45,959
[2]	Deutsche Bank AG	3.961%	11/26/25	21,095	22,869
	Deutsche Bank AG	2.129%	11/24/26	12,150	12,300
	Digital Realty Trust LP	2.750%	2/1/23	8,587	8,973
	Digital Realty Trust LP	4.750%	10/1/25	7,719	9,048
	Discover Bank	3.350%	2/6/23	19,334	20,467
	Discover Bank	4.200%	8/8/23	21,429	23,462
	Discover Bank	2.450%	9/12/24	12,910	13,671
	Discover Bank	4.682%	8/9/28	12,158	12,861
	Discover Financial Services	5.200%	4/27/22	7,652	8,152
	Discover Financial Services	3.850%	11/21/22	18,586	19,794
	Discover Financial Services	3.950%	11/6/24	10,880	12,001
	Discover Financial Services	3.750%	3/4/25	10,168	11,199
	Duke Realty LP	3.625%	4/15/23	1,500	1,590
	Duke Realty LP	3.750%	12/1/24	4,870	5,376
	E*TRADE Financial Corp.	2.950%	8/24/22	10,901	11,349
	Eaton Vance Corp.	3.625%	6/15/23	5,080	5,474
	Enstar Group Ltd.	4.500%	3/10/22	6,605	6,844
	Equinix Inc.	2.625%	11/18/24	28,431	30,304
	Equinix Inc.	1.250%	7/15/25	4,416	4,480
	Equinix Inc.	1.000%	9/15/25	16,504	16,500
	Equitable Holdings Inc.	3.900%	4/20/23	17,334	18,650
	ERP Operating LP	4.625%	12/15/21	4,734	4,894
	ERP Operating LP	3.000%	4/15/23	5,242	5,510
	ERP Operating LP	3.375%	6/1/25	11,875	13,137
	Essex Portfolio LP	3.375%	1/15/23	1,000	1,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex Portfolio LP	3.250%	5/1/23	8,139	8,586
	Essex Portfolio LP	3.875%	5/1/24	6,980	7,643
	Essex Portfolio LP	3.500%	4/1/25	9,488	10,463
	Federal Realty Investment Trust	3.950%	1/15/24	9,225	10,010
	Fidelity National Financial Inc.	5.500%	9/1/22	5,392	5,827
	Fidelity National Information Services Inc.	3.500%	4/15/23	15,731	16,707
	Fidelity National Information Services Inc.	3.875%	6/5/24	6,584	7,244
	Fidelity National Information Services Inc.	5.000%	10/15/25	1,400	1,655
	Fidelity National Information Services Inc.	3.000%	8/15/26	12,000	13,337
	Fifth Third Bancorp	3.500%	3/15/22	13,534	14,041
	Fifth Third Bancorp	2.600%	6/15/22	9,380	9,674
	Fifth Third Bancorp	1.625%	5/5/23	9,987	10,253
	Fifth Third Bancorp	4.300%	1/16/24	15,978	17,581
	Fifth Third Bancorp	3.650%	1/25/24	39,121	42,492
	Fifth Third Bancorp	2.375%	1/28/25	10,750	11,370
	Fifth Third Bank NA	1.800%	1/30/23	13,020	13,393
	Fifth Third Bank NA	3.950%	7/28/25	12,562	14,381
	First American Financial Corp.	4.600%	11/15/24	4,985	5,554
	First Horizon Corp.	3.550%	5/26/23	5,022	5,287
	First Horizon Corp.	4.000%	5/26/25	9,373	10,342
	First Niagara Financial Group Inc.	7.250%	12/15/21	418	446
	First Republic Bank	2.500%	6/6/22	7,013	7,222
[2]	First Republic Bank	1.912%	2/12/24	11,800	12,167
	Fiserv Inc.	3.500%	10/1/22	15,932	16,708
[3]	Fiserv Inc.	3.800%	10/1/23	31,653	34,488
	Fiserv Inc.	2.750%	7/1/24	51,815	55,426
	Fiserv Inc.	3.850%	6/1/25	5,582	6,300
	FNB Corp.	2.200%	2/24/23	3,891	3,918
	Franklin Resources Inc.	2.800%	9/15/22	5,033	5,239
	Franklin Resources Inc.	2.850%	3/30/25	7,993	8,689
	FS KKR Capital Corp.	4.750%	5/15/22	7,149	7,390
	FS KKR Capital Corp.	4.625%	7/15/24	9,010	9,337
	FS KKR Capital Corp.	4.125%	2/1/25	8,925	9,102
	GATX Corp.	3.900%	3/30/23	1,775	1,891
	GATX Corp.	4.350%	2/15/24	5,433	5,978
	GATX Corp.	3.250%	3/30/25	3,091	3,359
[1]	GE Capital Funding LLC	3.450%	5/15/25	28,632	31,035
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	34,906	38,192
	Global Payments Inc.	3.750%	6/1/23	9,641	10,336
	Global Payments Inc.	4.000%	6/1/23	12,835	13,863
	Global Payments Inc.	2.650%	2/15/25	24,245	25,959
	Globe Life Inc.	3.800%	9/15/22	4,020	4,245
	GLP Capital LP	5.375%	11/1/23	7,779	8,395
	GLP Capital LP	3.350%	9/1/24	7,050	7,222
	GLP Capital LP	5.250%	6/1/25	14,158	15,703
	Goldman Sachs BDC Inc.	3.750%	2/10/25	7,950	8,419
	Goldman Sachs Group Inc.	5.750%	1/24/22	101,164	107,367
	Goldman Sachs Group Inc.	3.000%	4/26/22	37,540	37,918
	Goldman Sachs Group Inc.	3.625%	1/22/23	37,413	39,943
	Goldman Sachs Group Inc.	3.200%	2/23/23	33,482	35,373
[2]	Goldman Sachs Group Inc.	2.908%	6/5/23	45,599	47,251
[2]	Goldman Sachs Group Inc.	2.905%	7/24/23	44,131	45,861
	Goldman Sachs Group Inc.	0.627%	11/17/23	38,000	38,092
	Goldman Sachs Group Inc.	3.625%	2/20/24	46,738	51,010
	Goldman Sachs Group Inc.	4.000%	3/3/24	46,547	51,308
	Goldman Sachs Group Inc.	3.850%	7/8/24	53,180	58,354
	Goldman Sachs Group Inc.	3.500%	1/23/25	61,916	68,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.500%	4/1/25	86,295	95,575
	Goldman Sachs Group Inc.	3.750%	5/22/25	19,136	21,431
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	20,775	22,600
	Goldman Sachs Group Inc.	4.250%	10/21/25	38,428	44,041
	Golub Capital BDC Inc.	3.375%	4/15/24	6,150	6,148
	Healthpeak Properties Inc.	4.250%	11/15/23	2,506	2,753
	Healthpeak Properties Inc.	4.200%	3/1/24	6,303	6,925
	Healthpeak Properties Inc.	3.875%	8/15/24	19,597	21,681
	Healthpeak Properties Inc.	3.400%	2/1/25	14,716	16,150
	Healthpeak Properties Inc.	4.000%	6/1/25	10,977	12,405
	Highwoods Realty LP	3.625%	1/15/23	1,360	1,418
	Host Hotels & Resorts LP	3.750%	10/15/23	10,541	10,941
	Host Hotels & Resorts LP	3.875%	4/1/24	8,907	9,273
	Host Hotels & Resorts LP	4.000%	6/15/25	9,477	10,044
[2]	HSBC Holdings plc	3.262%	3/13/23	67,607	69,876
	HSBC Holdings plc	3.600%	5/25/23	36,073	38,710
[2]	HSBC Holdings plc	3.033%	11/22/23	28,164	29,445
	HSBC Holdings plc	4.250%	3/14/24	41,214	45,144
[2]	HSBC Holdings plc	3.950%	5/18/24	26,746	28,774
[2]	HSBC Holdings plc	3.803%	3/11/25	56,728	61,660
	HSBC Holdings plc	4.250%	8/18/25	27,648	31,111
[2]	HSBC Holdings plc	2.633%	11/7/25	24,077	25,331
[2]	HSBC Holdings plc	1.645%	4/18/26	33,600	33,998
[2]	HSBC Holdings plc	2.099%	6/4/26	58,158	59,845
[2]	HSBC Holdings plc	4.292%	9/12/26	61,895	70,107
	HSBC USA Inc.	3.500%	6/23/24	24,114	26,312
	Huntington Bancshares Inc.	2.300%	1/14/22	13,544	13,814
	Huntington Bancshares Inc.	2.625%	8/6/24	17,174	18,351
	Huntington Bancshares Inc.	4.000%	5/15/25	2,418	2,749
	Huntington National Bank	3.125%	4/1/22	22,595	23,407
	Huntington National Bank	2.500%	8/7/22	14,988	15,513
	Huntington National Bank	1.800%	2/3/23	12,421	12,778
	Huntington National Bank	3.550%	10/6/23	14,151	15,357
	ING Groep NV	3.150%	3/29/22	27,816	28,800
	ING Groep NV	4.100%	10/2/23	22,023	24,196
	ING Groep NV	3.550%	4/9/24	23,312	25,424
	Intercontinental Exchange Inc.	2.350%	9/15/22	13,234	13,681
	Intercontinental Exchange Inc.	0.700%	6/15/23	17,155	17,353
	Intercontinental Exchange Inc.	3.450%	9/21/23	8,560	9,258
	Intercontinental Exchange Inc.	4.000%	10/15/23	12,918	14,213
	International Lease Finance Corp.	5.875%	8/15/22	11,627	12,481
[1]	Intesa Sanpaolo SpA	3.375%	1/12/23	2,800	2,929
	Intesa Sanpaolo SpA	5.250%	1/12/24	9,542	10,527
	Invesco Finance plc	3.125%	11/30/22	11,181	11,753
	Invesco Finance plc	4.000%	1/30/24	10,375	11,336
	Janus Capital Group Inc.	4.875%	8/1/25	5,065	5,803
	Jefferies Financial Group Inc.	5.500%	10/18/23	13,341	14,676
	Jefferies Group LLC	5.125%	1/20/23	12,407	13,586
	JPMorgan Chase & Co.	4.500%	1/24/22	461	483
	JPMorgan Chase & Co.	3.250%	9/23/22	46,523	48,969
	JPMorgan Chase & Co.	2.972%	1/15/23	48,277	49,739
	JPMorgan Chase & Co.	3.200%	1/25/23	19,466	20,636
[2]	JPMorgan Chase & Co.	3.207%	4/1/23	31,471	32,630
[2]	JPMorgan Chase & Co.	2.776%	4/25/23	38,879	40,143
	JPMorgan Chase & Co.	3.375%	5/1/23	46,554	49,753
	JPMorgan Chase & Co.	2.700%	5/18/23	44,853	47,208
	JPMorgan Chase & Co.	3.875%	2/1/24	25,158	27,704
[2]	JPMorgan Chase & Co.	3.559%	4/23/24	53,936	57,651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.625%	5/13/24	39,190	43,153
[2]	JPMorgan Chase & Co.	1.514%	6/1/24	25,771	26,386
[2]	JPMorgan Chase & Co.	3.797%	7/23/24	39,118	42,360
	JPMorgan Chase & Co.	3.875%	9/10/24	49,701	55,229
	JPMorgan Chase & Co.	0.653%	9/16/24	36,612	36,652
[2]	JPMorgan Chase & Co.	4.023%	12/5/24	56,033	61,506
	JPMorgan Chase & Co.	3.125%	1/23/25	48,342	52,823
[2]	JPMorgan Chase & Co.	3.220%	3/1/25	54,062	58,384
	JPMorgan Chase & Co.	3.900%	7/15/25	37,959	42,892
	JPMorgan Chase & Co.	7.750%	7/15/25	1,336	1,724
[2]	JPMorgan Chase & Co.	2.301%	10/15/25	38,537	40,706
[2]	JPMorgan Chase & Co.	2.005%	3/13/26	62,550	65,444
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	82,245	86,066
	JPMorgan Chase & Co.	1.045%	11/19/26	45,000	45,233
	Kemper Corp.	4.350%	2/15/25	7,139	7,894
	KeyBank NA	3.300%	2/1/22	12,347	12,779
	KeyBank NA	3.180%	5/22/22	5,275	5,485
	KeyBank NA	2.400%	6/9/22	6,544	6,746
	KeyBank NA	2.300%	9/14/22	21,673	22,431
	KeyBank NA	3.375%	3/7/23	13,490	14,393
	KeyBank NA	1.250%	3/10/23	15,225	15,531
	KeyBank NA	3.300%	6/1/25	8,435	9,391
	KeyCorp	4.150%	10/29/25	7,693	8,872
	Kilroy Realty LP	3.450%	12/15/24	9,835	10,585
	Kilroy Realty LP	4.375%	10/1/25	11,483	12,850
	Kimco Realty Corp.	3.400%	11/1/22	8,006	8,417
	Kimco Realty Corp.	3.125%	6/1/23	5,368	5,657
	Kimco Realty Corp.	2.700%	3/1/24	6,485	6,818
	Kimco Realty Corp.	3.300%	2/1/25	13,876	15,124
	Lazard Group LLC	3.750%	2/13/25	6,833	7,521
	Lincoln National Corp.	4.200%	3/15/22	6,947	7,282
	Lincoln National Corp.	4.000%	9/1/23	9,330	10,213
	Lincoln National Corp.	3.350%	3/9/25	3,718	4,078
	Lloyds Bank plc	2.250%	8/14/22	1,600	1,650
	Lloyds Banking Group plc	3.100%	7/6/21	17,644	17,923
	Lloyds Banking Group plc	3.000%	1/11/22	32,878	33,803
[2]	Lloyds Banking Group plc	2.858%	3/17/23	36,373	37,417
	Lloyds Banking Group plc	1.326%	6/15/23	13,200	13,319
	Lloyds Banking Group plc	4.050%	8/16/23	38,501	41,960
[2]	Lloyds Banking Group plc	2.907%	11/7/23	29,140	30,306
	Lloyds Banking Group plc	3.900%	3/12/24	18,447	20,188
	Lloyds Banking Group plc	4.500%	11/4/24	23,921	26,565
	Lloyds Banking Group plc	4.450%	5/8/25	7,272	8,310
	Lloyds Banking Group plc	3.870%	7/9/25	47,145	51,519
	Lloyds Banking Group plc	2.438%	2/5/26	23,322	24,392
	Loews Corp.	2.625%	5/15/23	8,688	9,114
	M&T Bank Corp.	3.550%	7/26/23	15,610	16,897
	Main Street Capital Corp.	5.200%	5/1/24	8,865	9,430
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	19,204	19,775
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	6,322	6,868
	Markel Corp.	4.900%	7/1/22	5,510	5,885
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	14,702	15,077
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	5,891	6,245
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	19,356	21,392
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	9,242	10,113
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	11,807	13,109
	Mastercard Inc.	3.375%	4/1/24	19,371	21,267
	Mastercard Inc.	2.000%	3/3/25	15,723	16,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	3.048%	12/15/22	13,638	14,353
	MetLife Inc.	4.368%	9/15/23	21,991	24,328
	MetLife Inc.	3.600%	4/10/24	16,726	18,405
	MetLife Inc.	3.000%	3/1/25	10,838	11,904
	MetLife Inc.	3.600%	11/13/25	4,087	4,631
	Mid-America Apartments LP	4.300%	10/15/23	7,080	7,689
	Mid-America Apartments LP	3.750%	6/15/24	4,775	5,187
	Mid-America Apartments LP	4.000%	11/15/25	8,558	9,669
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	18,970	19,576
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	32,782	33,941
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	21,837	22,621
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	39,651	41,073
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	32,155	34,216
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	48,439	52,484
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	12,613	13,282
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	37,722	40,750
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	20,810	22,268
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	27,300	27,287
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	51,265	53,995
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	38,071	38,665
	Mizuho Financial Group Inc.	2.953%	2/28/22	32,090	33,129
	Mizuho Financial Group Inc.	2.601%	9/11/22	20,470	21,245
	Mizuho Financial Group Inc.	3.549%	3/5/23	13,011	13,884
[2]	Mizuho Financial Group Inc.	2.721%	7/16/23	12,366	12,765
[2]	Mizuho Financial Group Inc.	1.241%	7/10/24	19,395	19,582
	Mizuho Financial Group Inc.	0.849%	9/8/24	18,000	18,007
[2]	Mizuho Financial Group Inc.	3.922%	9/11/24	26,450	28,827
[2]	Mizuho Financial Group Inc.	2.839%	7/16/25	17,038	18,045
[2]	Mizuho Financial Group Inc.	2.555%	9/13/25	10,441	11,056
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	3,900	4,057
	Morgan Stanley	5.750%	1/25/21	28	28
	Morgan Stanley	2.750%	5/19/22	45,167	46,750
	Morgan Stanley	4.875%	11/1/22	39,018	42,136
	Morgan Stanley	3.125%	1/23/23	44,654	47,162
	Morgan Stanley	3.750%	2/25/23	66,420	71,157
	Morgan Stanley	4.100%	5/22/23	50,298	54,443
	Morgan Stanley	0.560%	11/10/23	20,000	20,003
[2]	Morgan Stanley	3.737%	4/24/24	62,062	66,641
	Morgan Stanley	3.875%	4/29/24	59,145	65,353
	Morgan Stanley	3.700%	10/23/24	56,256	62,355
[2]	Morgan Stanley	2.720%	7/22/25	30,975	33,149
	Morgan Stanley	4.000%	7/23/25	56,232	64,401
	Morgan Stanley	0.864%	10/21/25	11,106	11,175
	Morgan Stanley	5.000%	11/24/25	7,250	8,640
[2]	Morgan Stanley	2.188%	4/28/26	55,640	58,697
	MUFG Americas Holdings Corp.	3.500%	6/18/22	5,782	6,055
	MUFG Americas Holdings Corp.	3.000%	2/10/25	10,541	11,395
	MUFG Union Bank NA	3.150%	4/1/22	38,768	40,122
	MUFG Union Bank NA	2.100%	12/9/22	12,431	12,840
	Nasdaq Inc.	4.250%	6/1/24	8,088	8,987
	National Australia Bank Ltd.	2.625%	1/14/21	30	30
	National Australia Bank Ltd.	3.375%	9/20/21	13,486	13,823
	National Australia Bank Ltd.	2.800%	1/10/22	17,148	17,631
	National Australia Bank Ltd.	2.500%	5/22/22	15,171	15,662
	National Australia Bank Ltd.	1.875%	12/13/22	3,890	3,998
	National Australia Bank Ltd.	3.000%	1/20/23	11,108	11,722
	National Australia Bank Ltd.	2.875%	4/12/23	9,297	9,839
	National Australia Bank Ltd.	3.625%	6/20/23	16,530	17,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Bank of Canada	2.100%	2/1/23	23,980	24,688
	National Bank of Canada	0.900%	8/15/23	7,200	7,245
	National Retail Properties Inc.	3.300%	4/15/23	4,690	4,988
	National Retail Properties Inc.	3.900%	6/15/24	7,023	7,471
	National Retail Properties Inc.	4.000%	11/15/25	7,897	8,755
	Natwest Group plc	6.125%	12/15/22	2,547	2,794
[2]	Natwest Group plc	3.498%	5/15/23	35,422	36,764
	Natwest Group plc	3.875%	9/12/23	58,773	63,640
	Natwest Group plc	6.000%	12/19/23	44,753	50,669
	Natwest Group plc	2.359%	5/22/24	23,748	24,561
	Natwest Group plc	5.125%	5/28/24	44,599	49,844
[2]	Natwest Group plc	4.519%	6/25/24	25,842	28,095
[2]	Natwest Group plc	4.269%	3/22/25	29,729	32,638
	Natwest Group plc	3.754%	11/1/29	19,702	20,835
[2]	New York Community Bancorp Inc.	5.900%	11/6/28	5,834	5,945
	Nomura Holdings Inc.	2.648%	1/16/25	29,036	30,775
	Nomura Holdings Inc.	1.851%	7/16/25	28,432	29,280
	Northern Trust Corp.	2.375%	8/2/22	9,265	9,599
	Northern Trust Corp.	3.950%	10/30/25	14,452	16,687
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	5,977	6,223
	Office Properties Income Trust	4.150%	2/1/22	6,765	6,824
	Office Properties Income Trust	4.000%	7/15/22	6,500	6,581
	Office Properties Income Trust	4.250%	5/15/24	5,828	5,966
	Office Properties Income Trust	4.500%	2/1/25	12,862	13,313
	Old Republic International Corp.	4.875%	10/1/24	6,573	7,521
	Omega Healthcare Investors Inc.	4.375%	8/1/23	13,156	14,162
	Omega Healthcare Investors Inc.	4.950%	4/1/24	8,813	9,535
	Omega Healthcare Investors Inc.	4.500%	1/15/25	7,923	8,565
	ORIX Corp.	2.900%	7/18/22	12,817	13,266
	ORIX Corp.	4.050%	1/16/24	600	657
	ORIX Corp.	3.250%	12/4/24	16,795	18,264
	Owl Rock Capital Corp.	5.250%	4/15/24	6,650	7,125
	Owl Rock Capital Corp.	4.000%	3/30/25	10,435	10,762
	Owl Rock Capital Corp.	3.750%	7/22/25	8,883	9,070
	PayPal Holdings Inc.	2.200%	9/26/22	28,981	29,934
	PayPal Holdings Inc.	1.350%	6/1/23	17,444	17,876
	PayPal Holdings Inc.	2.400%	10/1/24	23,424	24,914
	PayPal Holdings Inc.	1.650%	6/1/25	10,830	11,260
	People's United Bank NA	4.000%	7/15/24	8,187	8,843
	People's United Financial Inc.	3.650%	12/6/22	7,770	8,166
	Piedmont Operating Partnership LP	3.400%	6/1/23	7,466	7,736
	Piedmont Operating Partnership LP	4.450%	3/15/24	6,395	6,794
	PNC Bank NA	2.550%	12/9/21	20,585	20,969
	PNC Bank NA	2.625%	2/17/22	34,062	34,863
	PNC Bank NA	2.450%	7/28/22	11,490	11,893
	PNC Bank NA	2.700%	11/1/22	17,989	18,733
[2]	PNC Bank NA	2.028%	12/9/22	16,590	16,876
	PNC Bank NA	2.950%	1/30/23	9,295	9,760
[2]	PNC Bank NA	1.743%	2/24/23	6,100	6,214
	PNC Bank NA	3.500%	6/8/23	9,590	10,296
	PNC Bank NA	3.800%	7/25/23	21,975	23,784
	PNC Bank NA	3.300%	10/30/24	9,179	10,116
	PNC Bank NA	2.950%	2/23/25	7,732	8,438
	PNC Bank NA	3.250%	6/1/25	9,484	10,538
	PNC Bank NA	4.200%	11/1/25	7,337	8,440
	PNC Financial Services Group Inc.	3.300%	3/8/22	24,858	25,729
	PNC Financial Services Group Inc.	2.854%	11/9/22	12,800	13,409
	PNC Financial Services Group Inc.	3.500%	1/23/24	25,065	27,264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	3.900%	4/29/24	17,530	19,260
	PNC Financial Services Group Inc.	2.200%	11/1/24	9,329	9,852
	Primerica Inc.	4.750%	7/15/22	6,404	6,825
	Principal Financial Group Inc.	3.300%	9/15/22	9,315	9,802
	Principal Financial Group Inc.	3.125%	5/15/23	5,542	5,896
	Principal Financial Group Inc.	3.400%	5/15/25	4,406	4,888
	Prologis LP	3.750%	11/1/25	13,356	15,162
	Prospect Capital Corp.	5.875%	3/15/23	6,164	6,411
	Prudential Financial Inc.	3.500%	5/15/24	19,281	21,213
[2]	Prudential Financial Inc.	5.875%	9/15/42	16,315	17,477
[2]	Prudential Financial Inc.	5.625%	6/15/43	27,706	29,819
[2]	Prudential Financial Inc.	5.200%	3/15/44	13,252	14,130
[2]	Prudential Financial Inc.	5.375%	5/15/45	15,775	17,139
	Public Storage	2.370%	9/15/22	15,361	15,879
	Rayonier Inc.	3.750%	4/1/22	4,100	4,206
	Realty Income Corp.	3.250%	10/15/22	17,384	18,165
	Realty Income Corp.	4.650%	8/1/23	25,828	28,445
	Realty Income Corp.	3.875%	7/15/24	8,937	9,852
	Realty Income Corp.	3.875%	4/15/25	11,347	12,779
	Regions Financial Corp.	2.750%	8/14/22	13,422	13,926
	Regions Financial Corp.	3.800%	8/14/23	19,862	21,578
	Regions Financial Corp.	2.250%	5/18/25	19,572	20,672
	Reinsurance Group of America Inc.	4.700%	9/15/23	4,708	5,221
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,985	7,637
	Retail Properties of America Inc.	4.000%	3/15/25	1,000	1,001
	Royal Bank of Canada	2.500%	1/19/21	16	16
	Royal Bank of Canada	2.750%	2/1/22	16,444	16,916
	Royal Bank of Canada	2.800%	4/29/22	29,864	30,910
	Royal Bank of Canada	1.950%	1/17/23	19,075	19,715
	Royal Bank of Canada	1.600%	4/17/23	36,189	37,184
	Royal Bank of Canada	3.700%	10/5/23	37,203	40,632
	Royal Bank of Canada	0.500%	10/26/23	10,525	10,564
	Royal Bank of Canada	2.550%	7/16/24	17,902	19,115
	Royal Bank of Canada	2.250%	11/1/24	37,210	39,470
	Royal Bank of Canada	1.150%	6/10/25	36,645	37,237
	Sabra Health Care LP	4.800%	6/1/24	6,787	7,233
	Santander Holdings USA Inc.	4.450%	12/3/21	10,940	11,332
	Santander Holdings USA Inc.	3.700%	3/28/22	5,808	6,005
	Santander Holdings USA Inc.	3.400%	1/18/23	19,693	20,666
	Santander Holdings USA Inc.	3.500%	6/7/24	18,552	19,941
	Santander Holdings USA Inc.	3.450%	6/2/25	7,011	7,551
	Santander Holdings USA Inc.	4.500%	7/17/25	14,762	16,465
	Santander Holdings USA Inc.	3.244%	10/5/26	27,519	29,743
	Santander UK Group Holdings plc	3.571%	1/10/23	11,884	12,246
[2]	Santander UK Group Holdings plc	3.373%	1/5/24	12,930	13,573
[2]	Santander UK Group Holdings plc	4.796%	11/15/24	27,152	30,140
	Santander UK Group Holdings plc	1.532%	8/21/26	15,875	15,829
	Santander UK plc	3.750%	11/15/21	18,970	19,577
	Santander UK plc	2.100%	1/13/23	19,627	20,245
	Santander UK plc	4.000%	3/13/24	17,934	19,723
	Santander UK plc	2.875%	6/18/24	16,259	17,444
	Signature Bank	4.000%	10/15/30	6,400	6,455
	Simon Property Group LP	2.350%	1/30/22	11,176	11,358
	Simon Property Group LP	2.625%	6/15/22	8,318	8,536
	Simon Property Group LP	2.750%	2/1/23	12,022	12,504
	Simon Property Group LP	2.750%	6/1/23	11,610	12,133
	Simon Property Group LP	3.750%	2/1/24	10,997	11,890
	Simon Property Group LP	2.000%	9/13/24	25,235	26,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	3.375%	10/1/24	11,394	12,307
	Simon Property Group LP	3.500%	9/1/25	21,233	23,382
	SITE Centers Corp.	3.625%	2/1/25	8,749	9,012
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	5,713	5,857
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	7,711	7,955
	SL Green Operating Partnership LP	3.250%	10/15/22	7,486	7,673
	SL Green Realty Corp.	4.500%	12/1/22	6,133	6,425
	Sompo International Holdings Ltd.	4.700%	10/15/22	4,070	4,365
[1,2]	Standard Chartered plc	2.819%	1/30/26	2,000	2,103
[1,2]	State Street Corp.	2.825%	3/30/23	500	516
	State Street Corp.	2.825%	3/30/23	6,520	6,732
[2]	State Street Corp.	2.653%	5/15/23	19,512	20,080
	State Street Corp.	3.100%	5/15/23	16,606	17,666
	State Street Corp.	3.700%	11/20/23	14,443	15,869
[2]	State Street Corp.	3.776%	12/3/24	15,978	17,554
	State Street Corp.	3.300%	12/16/24	22,288	24,644
	State Street Corp.	3.550%	8/18/25	20,099	22,778
	State Street Corp.	2.354%	11/1/25	17,029	18,050
	State Street Corp.	2.901%	3/30/26	14,974	16,240
	Stifel Financial Corp.	4.250%	7/18/24	7,677	8,617
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	12,967	13,501
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	3,890	4,092
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	7,975	8,676
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	6,960	7,623
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	7,475	8,152
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	1,542	1,733
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	21,545	21,949
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	21,491	22,093
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	44,476	46,188
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	21,999	22,887
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	14,853	15,675
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,408	11,266
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	14,097	15,397
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	41,187	43,975
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	14,074	14,920
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	21,109	22,302
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	56,664	57,803
	SVB Financial Group	3.500%	1/29/25	2,696	2,942
	Svenska Handelsbanken AB	3.900%	11/20/23	17,524	19,175
	Synchrony Bank	3.000%	6/15/22	17,177	17,737
	Synchrony Financial	2.850%	7/25/22	11,771	12,152
	Synchrony Financial	4.375%	3/19/24	21,393	23,421
	Synchrony Financial	4.250%	8/15/24	18,605	20,437
	Synchrony Financial	4.500%	7/23/25	16,300	18,294
[2]	Synovus Bank	2.289%	2/10/23	8,300	8,398
	Synovus Financial Corp.	3.125%	11/1/22	5,133	5,300
	TD Ameritrade Holding Corp.	2.950%	4/1/22	13,975	14,411
	TD Ameritrade Holding Corp.	3.750%	4/1/24	9,058	9,968
	TD Ameritrade Holding Corp.	3.625%	4/1/25	9,592	10,709
	Toronto-Dominion Bank	1.900%	12/1/22	23,678	24,421
	Toronto-Dominion Bank	0.750%	6/12/23	26,415	26,613
	Toronto-Dominion Bank	3.500%	7/19/23	47,843	51,724
	Toronto-Dominion Bank	0.450%	9/11/23	12,175	12,171
	Toronto-Dominion Bank	3.250%	3/11/24	31,402	34,048
	Toronto-Dominion Bank	2.650%	6/12/24	22,662	24,183
	Toronto-Dominion Bank	1.150%	6/12/25	22,843	23,223
	Toronto-Dominion Bank	0.750%	9/11/25	20,050	19,979
	Truist Bank	2.625%	1/15/22	15,309	15,673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Bank	2.800%	5/17/22	28,916	29,930
	Truist Bank	2.450%	8/1/22	18,701	19,331
[2]	Truist Bank	3.502%	8/2/22	9,662	9,853
	Truist Bank	3.000%	2/2/23	9,632	10,146
	Truist Bank	1.250%	3/9/23	15,205	15,510
	Truist Bank	2.750%	5/1/23	13,772	14,512
	Truist Bank	3.200%	4/1/24	41,148	44,467
[2]	Truist Bank	3.689%	8/2/24	13,283	14,430
	Truist Bank	2.150%	12/6/24	36,524	38,613
	Truist Bank	1.500%	3/10/25	21,874	22,578
	Truist Bank	3.625%	9/16/25	28,132	31,566
	Truist Bank	4.050%	11/3/25	3,937	4,527
	Truist Bank	2.636%	9/17/29	772	807
	Truist Financial Corp.	2.700%	1/27/22	18,078	18,544
	Truist Financial Corp.	3.950%	3/22/22	11,495	11,994
	Truist Financial Corp.	2.750%	4/1/22	24,190	24,913
	Truist Financial Corp.	3.050%	6/20/22	32,764	34,060
	Truist Financial Corp.	2.200%	3/16/23	6,466	6,717
	Truist Financial Corp.	3.750%	12/6/23	16,131	17,622
	Truist Financial Corp.	2.500%	8/1/24	17,498	18,595
	Truist Financial Corp.	2.850%	10/26/24	7,300	7,902
	Truist Financial Corp.	4.000%	5/1/25	21,538	24,442
	Truist Financial Corp.	3.700%	6/5/25	18,980	21,346
	Truist Financial Corp.	1.200%	8/5/25	8,825	9,033
	UDR Inc.	4.000%	10/1/25	5,451	6,100
	Unum Group	4.000%	3/15/24	7,259	7,887
	Unum Group	4.500%	3/15/25	8,630	9,635
	US Bancorp	2.625%	1/24/22	35,681	36,557
	US Bancorp	3.000%	3/15/22	9,344	9,645
	US Bancorp	2.950%	7/15/22	20,097	20,925
	US Bancorp	3.700%	1/30/24	19,428	21,209
	US Bancorp	3.375%	2/5/24	37,287	40,339
	US Bancorp	2.400%	7/30/24	25,681	27,245
	US Bancorp	3.600%	9/11/24	12,424	13,700
	US Bancorp	1.450%	5/12/25	15,931	16,447
	US Bancorp	3.950%	11/17/25	12,446	14,327
	US Bank NA	1.800%	1/21/22	12,260	12,459
	US Bank NA	2.650%	5/23/22	22,325	23,077
	US Bank NA	1.950%	1/9/23	18,974	19,600
	US Bank NA	2.850%	1/23/23	11,738	12,355
	US Bank NA	3.400%	7/24/23	17,450	18,822
	US Bank NA	2.050%	1/21/25	12,283	12,910
	US Bank NA	2.800%	1/27/25	35,290	38,319
	Ventas Realty LP	3.100%	1/15/23	8,119	8,484
	Ventas Realty LP	3.125%	6/15/23	10,847	11,389
	Ventas Realty LP	3.500%	4/15/24	7,268	7,912
	Ventas Realty LP	3.750%	5/1/24	6,884	7,426
	Ventas Realty LP	2.650%	1/15/25	11,138	11,859
	Ventas Realty LP	3.500%	2/1/25	5,674	6,199
	VEREIT Operating Partnership LP	4.600%	2/6/24	12,151	13,181
	VEREIT Operating Partnership LP	4.625%	11/1/25	7,295	8,206
	Visa Inc.	2.150%	9/15/22	13,659	14,108
	Visa Inc.	2.800%	12/14/22	49,305	51,716
	Vornado Realty LP	3.500%	1/15/25	8,719	9,079
	Voya Financial Inc.	3.125%	7/15/24	6,793	7,341
[2]	Voya Financial Inc.	5.650%	5/15/53	11,223	11,896
	W R Berkley Corp.	4.625%	3/15/22	5,241	5,509
	Washington REIT	3.950%	10/15/22	2,660	2,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weingarten Realty Investors	3.375%	10/15/22	2,209	2,270
	Weingarten Realty Investors	3.500%	4/15/23	3,465	3,595
	Wells Fargo & Co.	3.000%	1/22/21	11	11
	Wells Fargo & Co.	3.500%	3/8/22	46,108	47,894
	Wells Fargo & Co.	2.625%	7/22/22	74,986	77,703
	Wells Fargo & Co.	3.069%	1/24/23	78,398	80,555
	Wells Fargo & Co.	3.450%	2/13/23	46,244	49,024
	Wells Fargo & Co.	4.125%	8/15/23	20,043	21,894
	Wells Fargo & Co.	4.480%	1/16/24	13,320	14,722
	Wells Fargo & Co.	3.750%	1/24/24	54,364	58,914
[2]	Wells Fargo & Co.	1.654%	6/2/24	48,412	49,565
	Wells Fargo & Co.	3.300%	9/9/24	39,450	42,888
	Wells Fargo & Co.	3.000%	2/19/25	60,480	65,540
	Wells Fargo & Co.	3.550%	9/29/25	42,232	47,143
[2]	Wells Fargo & Co.	2.406%	10/30/25	60,591	63,710
[2]	Wells Fargo & Co.	2.164%	2/11/26	46,225	48,362
[2]	Wells Fargo & Co.	2.188%	4/30/26	75,998	79,283
	Wells Fargo Bank NA	3.550%	8/14/23	46,117	49,975
	Welltower Inc.	4.500%	1/15/24	8,881	9,691
	Welltower Inc.	3.625%	3/15/24	23,900	25,931
	Welltower Inc.	4.000%	6/1/25	37,315	42,028
	Western Union Co.	3.600%	3/15/22	10,437	10,812
	Western Union Co.	2.850%	1/10/25	13,861	14,809
	Westpac Banking Corp.	2.800%	1/11/22	14,782	15,199
	Westpac Banking Corp.	2.500%	6/28/22	28,076	29,044
	Westpac Banking Corp.	2.750%	1/11/23	23,881	25,075
	Westpac Banking Corp.	2.000%	1/13/23	11,817	12,214
	Westpac Banking Corp.	3.650%	5/15/23	13,631	14,718
	Westpac Banking Corp.	3.300%	2/26/24	23,803	25,840
	Westpac Banking Corp.	2.350%	2/19/25	24,935	26,622
	Westpac Banking Corp.	2.850%	5/13/26	10,000	11,045
	Westpac Banking Corp.	2.894%	2/4/30	26,399	27,204
	Weyerhaeuser Co.	4.625%	9/15/23	13,894	15,483
	Weyerhaeuser Co.	8.500%	1/15/25	2,969	3,820
	Willis North America Inc.	3.600%	5/15/24	18,571	20,238
	WP Carey Inc.	4.600%	4/1/24	7,691	8,507
	WP Carey Inc.	4.000%	2/1/25	6,806	7,495
	XLIT Ltd.	4.450%	3/31/25	8,964	10,162
					17,616,205
Health Care (9.9%)
	Abbott Laboratories	2.550%	3/15/22	13,053	13,440
	Abbott Laboratories	3.400%	11/30/23	28,910	31,352
	Abbott Laboratories	2.950%	3/15/25	12,869	14,086
	Abbott Laboratories	3.875%	9/15/25	9,477	10,848
	AbbVie Inc.	3.450%	3/15/22	52,922	54,734
	AbbVie Inc.	3.250%	10/1/22	37,785	39,458
	AbbVie Inc.	2.900%	11/6/22	68,541	71,711
	AbbVie Inc.	3.200%	11/6/22	38,343	40,154
	AbbVie Inc.	2.300%	11/21/22	52,176	54,068
	AbbVie Inc.	2.800%	3/15/23	9,612	10,005
	AbbVie Inc.	2.850%	5/14/23	17,055	17,909
	AbbVie Inc.	3.750%	11/14/23	14,946	16,311
	AbbVie Inc.	3.850%	6/15/24	19,387	21,128
	AbbVie Inc.	2.600%	11/21/24	68,063	72,694
	AbbVie Inc.	3.800%	3/15/25	68,227	76,266
	AbbVie Inc.	3.600%	5/14/25	71,849	79,779
	Aetna Inc.	2.750%	11/15/22	18,791	19,487
	Aetna Inc.	2.800%	6/15/23	18,641	19,603

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Aetna Inc.	3.500%	11/15/24	17,674	19,444
Agilent Technologies Inc.	3.200%	10/1/22	8,676	9,049
Agilent Technologies Inc.	3.875%	7/15/23	10,117	10,910
AmerisourceBergen Corp.	3.400%	5/15/24	8,272	8,963
AmerisourceBergen Corp.	3.250%	3/1/25	10,463	11,475
Amgen Inc.	3.875%	11/15/21	19,251	19,712
Amgen Inc.	2.700%	5/1/22	13,603	13,998
Amgen Inc.	2.650%	5/11/22	47,152	48,588
Amgen Inc.	3.625%	5/15/22	10,602	11,012
Amgen Inc.	2.250%	8/19/23	12,788	13,382
Amgen Inc.	3.625%	5/22/24	17,281	18,894
Amgen Inc.	1.900%	2/21/25	14,548	15,251
Amgen Inc.	3.125%	5/1/25	13,611	14,905
Anthem Inc.	3.125%	5/15/22	4,877	5,069
Anthem Inc.	2.950%	12/1/22	10,672	11,185
Anthem Inc.	3.300%	1/15/23	17,429	18,442
Anthem Inc.	3.500%	8/15/24	28,960	31,740
Anthem Inc.	3.350%	12/1/24	23,403	25,704
Anthem Inc.	2.375%	1/15/25	28,278	30,035
AstraZeneca plc	2.375%	6/12/22	19,661	20,228
AstraZeneca plc	3.500%	8/17/23	21,747	23,460
AstraZeneca plc	3.375%	11/16/25	32,149	36,104
Baxalta Inc.	4.000%	6/23/25	16,489	18,615
Becton Dickinson & Co.	2.894%	6/6/22	40,784	42,121
Becton Dickinson & Co.	3.363%	6/6/24	34,563	37,277
Becton Dickinson & Co.	3.734%	12/15/24	29,022	31,981
Biogen Inc.	3.625%	9/15/22	19,538	20,629
Biogen Inc.	4.050%	9/15/25	32,700	37,304
Boston Scientific Corp.	3.375%	5/15/22	6,335	6,609
Boston Scientific Corp.	3.450%	3/1/24	23,055	25,004
Boston Scientific Corp.	3.850%	5/15/25	6,374	7,221
Boston Scientific Corp.	1.900%	6/1/25	21,951	22,946
Bristol-Myers Squibb Co.	2.250%	8/15/21	3,195	3,238
Bristol-Myers Squibb Co.	2.600%	5/16/22	17,350	17,917
Bristol-Myers Squibb Co.	2.000%	8/1/22	12,866	13,222
Bristol-Myers Squibb Co.	3.250%	8/15/22	22,317	23,169
Bristol-Myers Squibb Co.	3.550%	8/15/22	20,226	21,328
Bristol-Myers Squibb Co.	2.750%	2/15/23	26,011	27,282
Bristol-Myers Squibb Co.	3.250%	2/20/23	11,060	11,727
Bristol-Myers Squibb Co.	7.150%	6/15/23	3,585	4,183
Bristol-Myers Squibb Co.	4.000%	8/15/23	11,195	12,217
Bristol-Myers Squibb Co.	3.250%	11/1/23	10,364	11,224
Bristol-Myers Squibb Co.	0.537%	11/13/23	15,000	15,008
Bristol-Myers Squibb Co.	3.625%	5/15/24	22,962	25,150
Bristol-Myers Squibb Co.	2.900%	7/26/24	57,036	61,489
Bristol-Myers Squibb Co.	3.875%	8/15/25	56,362	64,606
Bristol-Myers Squibb Co.	0.750%	11/13/25	19,200	19,222
Cardinal Health Inc.	2.616%	6/15/22	13,332	13,733
Cardinal Health Inc.	3.200%	3/15/23	12,484	13,220
Cardinal Health Inc.	3.079%	6/15/24	19,381	20,788
Cardinal Health Inc.	3.500%	11/15/24	7,298	7,969
Cigna Corp.	3.900%	2/15/22	6,007	6,243
Cigna Corp.	3.050%	11/30/22	12,276	12,822
Cigna Corp.	3.000%	7/15/23	21,330	22,511
Cigna Corp.	3.750%	7/15/23	35,362	38,236
Cigna Corp.	3.500%	6/15/24	13,848	15,125
Cigna Corp.	3.250%	4/15/25	11,330	12,424
Cigna Corp.	4.125%	11/15/25	45,333	51,991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CommonSpirit Health	2.950%	11/1/22	11,077	11,493
	CommonSpirit Health	2.760%	10/1/24	12,420	13,113
	CommonSpirit Health	1.547%	10/1/25	7,575	7,679
	CVS Health Corp.	3.500%	7/20/22	28,209	29,455
	CVS Health Corp.	2.750%	12/1/22	17,967	18,666
	CVS Health Corp.	4.750%	12/1/22	9,445	10,122
	CVS Health Corp.	3.700%	3/9/23	79,569	84,955
	CVS Health Corp.	4.000%	12/5/23	9,107	9,958
	CVS Health Corp.	3.375%	8/12/24	12,474	13,565
	CVS Health Corp.	2.625%	8/15/24	19,927	21,244
	CVS Health Corp.	4.100%	3/25/25	55,579	62,837
	CVS Health Corp.	3.875%	7/20/25	45,228	50,974
	Danaher Corp.	3.350%	9/15/25	10,221	11,368
	DH Europe Finance II Sarl	2.050%	11/15/22	13,952	14,388
	DH Europe Finance II Sarl	2.200%	11/15/24	11,623	12,303
	Dignity Health	3.125%	11/1/22	4,439	4,622
	Eli Lilly & Co.	2.350%	5/15/22	11,030	11,367
	Eli Lilly & Co.	2.750%	6/1/25	8,430	9,194
	Gilead Sciences Inc.	4.400%	12/1/21	17,516	18,032
	Gilead Sciences Inc.	1.950%	3/1/22	3,171	3,229
	Gilead Sciences Inc.	3.250%	9/1/22	30,486	31,840
	Gilead Sciences Inc.	2.500%	9/1/23	22,977	24,163
	Gilead Sciences Inc.	0.750%	9/29/23	18,150	18,211
	Gilead Sciences Inc.	3.700%	4/1/24	37,494	40,822
	Gilead Sciences Inc.	3.500%	2/1/25	24,311	26,845
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	34,368	36,252
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	16,435	17,616
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	19,056	21,485
	GlaxoSmithKline Capital plc	2.850%	5/8/22	33,066	34,260
	GlaxoSmithKline Capital plc	2.875%	6/1/22	43,177	44,757
	GlaxoSmithKline Capital plc	0.534%	10/1/23	15,000	15,034
	GlaxoSmithKline Capital plc	3.000%	6/1/24	19,991	21,597
	HCA Inc.	4.750%	5/1/23	23,668	25,798
	HCA Inc.	5.000%	3/15/24	26,013	29,200
	HCA Inc.	5.250%	4/15/25	38,740	45,132
	Humana Inc.	3.150%	12/1/22	10,947	11,448
	Humana Inc.	2.900%	12/15/22	8,789	9,193
	Humana Inc.	3.850%	10/1/24	9,883	10,911
	Humana Inc.	4.500%	4/1/25	12,961	14,854
	Johnson & Johnson	2.450%	12/5/21	5,272	5,389
	Johnson & Johnson	2.250%	3/3/22	17,550	17,969
	Johnson & Johnson	2.050%	3/1/23	6,452	6,680
	Johnson & Johnson	6.730%	11/15/23	50	59
	Johnson & Johnson	3.375%	12/5/23	13,167	14,361
	Johnson & Johnson	2.625%	1/15/25	14,597	15,808
	Johnson & Johnson	0.550%	9/1/25	19,790	19,819
	Kaiser Foundation Hospitals	3.500%	4/1/22	7,780	8,105
	Laboratory Corp. of America Holdings	3.200%	2/1/22	7,464	7,701
	Laboratory Corp. of America Holdings	3.750%	8/23/22	13,234	13,865
	Laboratory Corp. of America Holdings	4.000%	11/1/23	3,173	3,459
	Laboratory Corp. of America Holdings	3.250%	9/1/24	12,429	13,498
	Laboratory Corp. of America Holdings	2.300%	12/1/24	13,526	14,312
	Laboratory Corp. of America Holdings	3.600%	2/1/25	16,185	17,860
	McKesson Corp.	2.700%	12/15/22	5,026	5,220
	McKesson Corp.	2.850%	3/15/23	10,490	10,963
	McKesson Corp.	3.796%	3/15/24	17,953	19,667
[4]	McKesson Corp.	0.900%	12/3/25	8,500	8,497
	Medtronic Inc.	3.500%	3/15/25	31,826	35,669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	2.350%	2/10/22	20,584	21,080
	Merck & Co. Inc.	2.400%	9/15/22	23,015	23,770
	Merck & Co. Inc.	2.800%	5/18/23	34,735	36,838
	Merck & Co. Inc.	2.900%	3/7/24	14,396	15,488
	Merck & Co. Inc.	2.750%	2/10/25	32,780	35,482
	Mylan Inc.	4.200%	11/29/23	13,668	14,921
	Novartis Capital Corp.	2.400%	5/17/22	28,706	29,569
	Novartis Capital Corp.	2.400%	9/21/22	27,405	28,445
	Novartis Capital Corp.	3.400%	5/6/24	21,981	24,101
	Novartis Capital Corp.	1.750%	2/14/25	27,383	28,678
	Novartis Capital Corp.	3.000%	11/20/25	33,927	37,574
	PeaceHealth Obligated Group	1.375%	11/15/25	6,470	6,601
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	13,310	14,510
	Pfizer Inc.	2.200%	12/15/21	14,828	15,123
	Pfizer Inc.	2.800%	3/11/22	13,357	13,781
	Pfizer Inc.	3.000%	6/15/23	11,013	11,741
	Pfizer Inc.	3.200%	9/15/23	13,841	14,910
	Pfizer Inc.	2.950%	3/15/24	27,368	29,434
	Pfizer Inc.	3.400%	5/15/24	21,172	23,215
	Pfizer Inc.	0.800%	5/28/25	10,529	10,623
	Quest Diagnostics Inc.	4.250%	4/1/24	6,317	6,983
	Quest Diagnostics Inc.	3.500%	3/30/25	10,150	11,260
[1]	Royalty Pharma plc	0.750%	9/2/23	21,100	21,191
[1]	Royalty Pharma plc	1.200%	9/2/25	21,093	21,271
	Sanofi	3.375%	6/19/23	14,119	15,169
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	51,045	54,099
	SSM Health Care Corp.	3.688%	6/1/23	10,111	10,816
	Stryker Corp.	0.600%	12/1/23	4,300	4,306
	Stryker Corp.	3.375%	5/15/24	9,050	9,821
	Stryker Corp.	1.150%	6/15/25	11,105	11,277
	Stryker Corp.	3.375%	11/1/25	14,098	15,748
	Sutter Health	1.321%	8/15/25	5,560	5,614
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	33,960	37,700
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	20,592	21,745
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	14,441	15,943
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	31,276	35,549
	UnitedHealth Group Inc.	2.875%	12/15/21	14,458	14,846
	UnitedHealth Group Inc.	2.875%	3/15/22	25,130	25,798
	UnitedHealth Group Inc.	3.350%	7/15/22	17,306	18,132
	UnitedHealth Group Inc.	2.375%	10/15/22	20,016	20,782
	UnitedHealth Group Inc.	2.750%	2/15/23	12,212	12,793
	UnitedHealth Group Inc.	2.875%	3/15/23	17,334	18,300
	UnitedHealth Group Inc.	3.500%	6/15/23	14,398	15,545
	UnitedHealth Group Inc.	3.500%	2/15/24	13,537	14,822
	UnitedHealth Group Inc.	2.375%	8/15/24	11,192	11,904
	UnitedHealth Group Inc.	3.750%	7/15/25	38,510	43,804
	UnitedHealth Group Inc.	1.250%	1/15/26	2,000	2,051
	UPMC	3.600%	4/3/25	6,550	7,275
[1]	Viatris Inc.	1.125%	6/22/22	24,694	24,905
[1]	Viatris Inc.	1.650%	6/22/25	14,409	14,813
	Wyeth LLC	6.450%	2/1/24	11,135	13,193
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	15,931	16,433
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	8,621	9,193
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	23,101	25,413
	Zoetis Inc.	3.250%	8/20/21	6,285	6,413
	Zoetis Inc.	3.250%	2/1/23	17,238	18,141
	Zoetis Inc.	4.500%	11/13/25	11,425	13,378
					4,095,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Industrials (6.8%)
	3M Co.	1.625%	9/19/21	10,777	10,887
	3M Co.	2.750%	3/1/22	5,070	5,216
	3M Co.	2.000%	6/26/22	9,132	9,374
	3M Co.	1.750%	2/14/23	8,887	9,160
	3M Co.	2.250%	3/15/23	11,728	12,213
	3M Co.	3.250%	2/14/24	15,172	16,490
	3M Co.	2.000%	2/14/25	13,269	14,020
	3M Co.	2.650%	4/15/25	9,941	10,771
	3M Co.	3.000%	8/7/25	10,048	11,089
[3]	ABB Finance USA Inc.	2.875%	5/8/22	12,766	13,216
	ABB Finance USA Inc.	3.375%	4/3/23	7,492	8,009
	Allegion US Holding Co. Inc.	3.200%	10/1/24	6,750	7,210
	Amphenol Corp.	3.200%	4/1/24	7,365	7,919
	Amphenol Corp.	2.050%	3/1/25	6,762	7,097
	Boeing Co.	2.125%	3/1/22	4,934	4,986
	Boeing Co.	2.700%	5/1/22	11,897	12,159
	Boeing Co.	2.800%	3/1/23	14,240	14,595
	Boeing Co.	4.508%	5/1/23	44,456	47,697
	Boeing Co.	1.875%	6/15/23	16,949	17,114
	Boeing Co.	1.950%	2/1/24	18,550	18,718
	Boeing Co.	2.800%	3/1/24	8,241	8,520
	Boeing Co.	2.850%	10/30/24	6,609	6,852
	Boeing Co.	4.875%	5/1/25	64,242	71,849
	Boeing Co.	2.600%	10/30/25	6,727	6,858
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	9,347	9,509
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	10,860	11,167
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	13,591	14,143
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	9,417	9,907
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,953	22,738
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	10,948	12,014
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	11,273	12,376
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	6,065	6,637
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	7,323	8,286
	Canadian National Railway Co.	2.850%	12/15/21	9,925	10,110
	Canadian National Railway Co.	2.950%	11/21/24	4,642	4,985
	Canadian Pacific Railway Co.	9.450%	8/1/21	2,250	2,381
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,162	4,479
	Canadian Pacific Railway Co.	2.900%	2/1/25	13,854	14,957
[1]	Carrier Global Corp.	1.923%	2/15/23	6,754	6,943
[1]	Carrier Global Corp.	2.242%	2/15/25	39,138	40,974
	Caterpillar Financial Services Corp.	1.700%	8/9/21	3,282	3,314
	Caterpillar Financial Services Corp.	2.750%	8/20/21	2,000	2,033
	Caterpillar Financial Services Corp.	2.950%	2/26/22	14,532	15,004
	Caterpillar Financial Services Corp.	0.950%	5/13/22	34,618	34,922
	Caterpillar Financial Services Corp.	2.850%	6/1/22	9,600	9,964
	Caterpillar Financial Services Corp.	2.400%	6/6/22	12,935	13,329
	Caterpillar Financial Services Corp.	1.900%	9/6/22	3,081	3,167
	Caterpillar Financial Services Corp.	1.950%	11/18/22	17,375	17,924
	Caterpillar Financial Services Corp.	2.550%	11/29/22	13,776	14,373
	Caterpillar Financial Services Corp.	2.625%	3/1/23	8,570	8,987
	Caterpillar Financial Services Corp.	3.450%	5/15/23	11,885	12,745
	Caterpillar Financial Services Corp.	0.650%	7/7/23	10,357	10,429
	Caterpillar Financial Services Corp.	0.450%	9/14/23	19,123	19,153
	Caterpillar Financial Services Corp.	3.750%	11/24/23	5,003	5,487
	Caterpillar Financial Services Corp.	3.650%	12/7/23	7,327	8,032
	Caterpillar Financial Services Corp.	2.850%	5/17/24	10,096	10,888
	Caterpillar Financial Services Corp.	3.300%	6/9/24	11,252	12,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Financial Services Corp.	2.150%	11/8/24	9,820	10,395
	Caterpillar Financial Services Corp.	3.250%	12/1/24	9,459	10,434
	Caterpillar Financial Services Corp.	1.450%	5/15/25	17,763	18,316
	Caterpillar Financial Services Corp.	0.800%	11/13/25	12,000	12,043
	Caterpillar Inc.	2.600%	6/26/22	17,994	18,535
	Caterpillar Inc.	3.400%	5/15/24	12,055	13,116
	CNH Industrial Capital LLC	3.875%	10/15/21	7,108	7,277
	CNH Industrial Capital LLC	4.375%	4/5/22	10,552	11,055
	CNH Industrial Capital LLC	1.950%	7/2/23	8,760	8,943
	CNH Industrial Capital LLC	4.200%	1/15/24	9,422	10,235
	CNH Industrial NV	4.500%	8/15/23	19,178	20,871
	Crane Co.	4.450%	12/15/23	4,590	4,983
	CSX Corp.	3.700%	11/1/23	9,903	10,763
	CSX Corp.	3.400%	8/1/24	17,206	18,859
	CSX Corp.	3.350%	11/1/25	6,641	7,432
	Cummins Inc.	3.650%	10/1/23	7,953	8,610
	Cummins Inc.	0.750%	9/1/25	10,783	10,829
	Deere & Co.	2.600%	6/8/22	19,499	20,057
	Deere & Co.	2.750%	4/15/25	20,748	22,555
	Dover Corp.	3.150%	11/15/25	7,616	8,383
	Eaton Corp.	2.750%	11/2/22	30,866	32,276
	Emerson Electric Co.	2.625%	12/1/21	6,073	6,202
	Emerson Electric Co.	2.625%	2/15/23	6,730	7,024
	Emerson Electric Co.	3.150%	6/1/25	7,520	8,326
	FedEx Corp.	3.400%	1/14/22	8,607	8,889
	FedEx Corp.	2.625%	8/1/22	14,131	14,639
	FedEx Corp.	4.000%	1/15/24	7,762	8,574
	FedEx Corp.	3.200%	2/1/25	9,231	10,156
	FedEx Corp.	3.800%	5/15/25	26,330	29,728
	Flowserve Corp.	3.500%	9/15/22	7,085	7,275
	Flowserve Corp.	4.000%	11/15/23	6,400	6,705
	General Dynamics Corp.	2.250%	11/15/22	12,002	12,397
	General Dynamics Corp.	3.375%	5/15/23	23,311	25,006
	General Dynamics Corp.	1.875%	8/15/23	7,640	7,931
	General Dynamics Corp.	2.375%	11/15/24	8,851	9,445
	General Dynamics Corp.	3.250%	4/1/25	11,300	12,451
	General Dynamics Corp.	3.500%	5/15/25	9,820	10,997
	General Electric Co.	3.150%	9/7/22	11,061	11,556
	General Electric Co.	2.700%	10/9/22	3,096	3,218
	General Electric Co.	3.100%	1/9/23	29,278	30,767
	General Electric Co.	3.375%	3/11/24	4,914	5,273
	General Electric Co.	3.450%	5/15/24	22,829	24,676
	Hexcel Corp.	4.700%	8/15/25	6,794	7,539
	Honeywell International Inc.	4.250%	3/1/21	6,913	6,981
	Honeywell International Inc.	2.150%	8/8/22	25,228	25,974
	Honeywell International Inc.	0.483%	8/19/22	12,580	12,593
	Honeywell International Inc.	3.350%	12/1/23	6,105	6,646
	Honeywell International Inc.	2.300%	8/15/24	19,580	20,896
	Honeywell International Inc.	1.350%	6/1/25	18,389	18,969
	Hubbell Inc.	3.625%	11/15/22	5,500	5,815
[1]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	12,871	14,329
	IDEX Corp.	4.200%	12/15/21	3,675	3,775
	Illinois Tool Works Inc.	3.375%	9/15/21	4,247	4,315
	Illinois Tool Works Inc.	3.500%	3/1/24	20,120	21,905
	JB Hunt Transport Services Inc.	3.300%	8/15/22	7,093	7,394
	John Deere Capital Corp.	2.800%	3/4/21	1,263	1,271
	John Deere Capital Corp.	2.875%	3/12/21	3,959	3,987
	John Deere Capital Corp.	3.125%	9/10/21	5,672	5,796

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
John Deere Capital Corp.	2.650%	1/6/22	11,174	11,462
John Deere Capital Corp.	3.200%	1/10/22	7,712	7,961
John Deere Capital Corp.	2.750%	3/15/22	9,626	9,923
John Deere Capital Corp.	2.950%	4/1/22	6,613	6,847
John Deere Capital Corp.	1.950%	6/13/22	11,163	11,437
John Deere Capital Corp.	2.150%	9/8/22	6,840	7,062
John Deere Capital Corp.	2.700%	1/6/23	12,980	13,629
John Deere Capital Corp.	2.800%	1/27/23	10,767	11,334
John Deere Capital Corp.	2.800%	3/6/23	18,332	19,353
John Deere Capital Corp.	1.200%	4/6/23	5,435	5,546
John Deere Capital Corp.	3.450%	6/7/23	8,286	8,920
John Deere Capital Corp.	0.700%	7/5/23	15,039	15,169
John Deere Capital Corp.	0.400%	10/10/23	8,022	8,035
John Deere Capital Corp.	3.650%	10/12/23	9,963	10,898
John Deere Capital Corp.	3.450%	1/10/24	8,561	9,333
John Deere Capital Corp.	2.600%	3/7/24	7,905	8,445
John Deere Capital Corp.	3.350%	6/12/24	11,750	12,880
John Deere Capital Corp.	2.650%	6/24/24	13,969	14,981
John Deere Capital Corp.	2.050%	1/9/25	12,783	13,512
John Deere Capital Corp.	3.450%	3/13/25	7,335	8,188
John Deere Capital Corp.	3.400%	9/11/25	10,125	11,365
Johnson Controls International plc	3.625%	7/2/24	6,810	7,388
Kansas City Southern	3.000%	5/15/23	3,887	4,013
Kennametal Inc.	3.875%	2/15/22	4,725	4,853
Keysight Technologies Inc.	4.550%	10/30/24	6,942	7,846
L3Harris Technologies Inc.	3.850%	6/15/23	12,940	13,958
L3Harris Technologies Inc.	3.950%	5/28/24	8,039	8,828
L3Harris Technologies Inc.	3.832%	4/27/25	12,271	13,792
Legrand France SA	8.500%	2/15/25	7,506	9,844
Lennox International Inc.	3.000%	11/15/23	4,920	5,164
Lennox International Inc.	1.350%	8/1/25	7,455	7,560
Lockheed Martin Corp.	3.100%	1/15/23	17,917	18,890
Lockheed Martin Corp.	2.900%	3/1/25	17,683	19,275
Norfolk Southern Corp.	3.250%	12/1/21	6,455	6,601
Norfolk Southern Corp.	3.000%	4/1/22	14,549	14,987
Norfolk Southern Corp.	2.903%	2/15/23	11,102	11,650
Norfolk Southern Corp.	3.850%	1/15/24	4,865	5,302
Norfolk Southern Corp.	5.590%	5/17/25	1,770	2,096
Norfolk Southern Corp.	3.650%	8/1/25	3,411	3,828
Northrop Grumman Corp.	2.550%	10/15/22	35,254	36,631
Northrop Grumman Corp.	3.250%	8/1/23	20,661	22,195
Northrop Grumman Corp.	2.930%	1/15/25	32,326	35,106
nVent Finance Sarl	3.950%	4/15/23	3,217	3,378
Otis Worldwide Corp.	2.056%	4/5/25	33,423	35,062
PACCAR Financial Corp.	2.850%	3/1/22	5,135	5,293
PACCAR Financial Corp.	2.650%	5/10/22	10,203	10,544
PACCAR Financial Corp.	2.300%	8/10/22	800	827
PACCAR Financial Corp.	2.000%	9/26/22	10,397	10,727
PACCAR Financial Corp.	2.650%	4/6/23	3,100	3,268
PACCAR Financial Corp.	0.800%	6/8/23	6,000	6,068
PACCAR Financial Corp.	3.400%	8/9/23	6,803	7,351
PACCAR Financial Corp.	0.350%	8/11/23	3,585	3,582
PACCAR Financial Corp.	2.150%	8/15/24	2,096	2,218
PACCAR Financial Corp.	1.800%	2/6/25	14,414	15,127
Parker-Hannifin Corp.	3.500%	9/15/22	7,748	8,161
Parker-Hannifin Corp.	2.700%	6/14/24	12,339	13,233
Parker-Hannifin Corp.	3.300%	11/21/24	10,860	11,870
Precision Castparts Corp.	2.500%	1/15/23	19,404	20,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Precision Castparts Corp.	3.250%	6/15/25	17,525	19,363
[1]	Raytheon Technologies Corp.	2.800%	3/15/22	13,632	14,028
[1]	Raytheon Technologies Corp.	2.500%	12/15/22	11,323	11,727
	Raytheon Technologies Corp.	3.650%	8/16/23	3,876	4,183
[1]	Raytheon Technologies Corp.	3.700%	12/15/23	8,667	9,376
[1]	Raytheon Technologies Corp.	3.200%	3/15/24	23,515	25,344
	Raytheon Technologies Corp.	3.950%	8/16/25	32,632	37,241
	Republic Services Inc.	3.550%	6/1/22	18,654	19,376
	Republic Services Inc.	4.750%	5/15/23	10,310	11,267
	Republic Services Inc.	2.500%	8/15/24	19,533	20,779
	Republic Services Inc.	3.200%	3/15/25	9,556	10,500
	Republic Services Inc.	0.875%	11/15/25	1,550	1,552
	Rockwell Automation Inc.	2.875%	3/1/25	4,876	5,275
	Roper Technologies Inc.	2.800%	12/15/21	10,423	10,661
	Roper Technologies Inc.	0.450%	8/15/22	7,014	7,018
	Roper Technologies Inc.	3.125%	11/15/22	7,104	7,418
	Roper Technologies Inc.	3.650%	9/15/23	15,890	17,244
	Roper Technologies Inc.	2.350%	9/15/24	9,955	10,531
	Roper Technologies Inc.	1.000%	9/15/25	16,598	16,695
	Ryder System Inc.	2.250%	9/1/21	5,907	5,984
	Ryder System Inc.	2.800%	3/1/22	5,907	6,061
	Ryder System Inc.	2.875%	6/1/22	15,245	15,742
	Ryder System Inc.	2.500%	9/1/22	2,800	2,890
	Ryder System Inc.	3.400%	3/1/23	13,163	13,940
	Ryder System Inc.	3.750%	6/9/23	11,317	12,156
	Ryder System Inc.	3.875%	12/1/23	3,974	4,324
	Ryder System Inc.	3.650%	3/18/24	14,116	15,346
	Ryder System Inc.	2.500%	9/1/24	13,235	14,028
	Ryder System Inc.	4.625%	6/1/25	3,391	3,900
	Textron Inc.	4.300%	3/1/24	7,702	8,399
	Textron Inc.	3.875%	3/1/25	4,893	5,374
	Timken Co.	3.875%	9/1/24	6,705	7,182
	Trane Technologies Global Holding Co. Ltd.	2.900%	2/21/21	6,348	6,383
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	8,601	9,407
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	8,767	9,699
	Trimble Inc.	4.150%	6/15/23	4,756	5,143
	Trimble Inc.	4.750%	12/1/24	6,302	7,227
	Tyco Electronics Group SA	3.500%	2/3/22	9,126	9,397
	Tyco Electronics Group SA	3.450%	8/1/24	7,311	7,896
	Union Pacific Corp.	2.950%	3/1/22	16,584	17,126
	Union Pacific Corp.	4.163%	7/15/22	12,872	13,546
	Union Pacific Corp.	2.950%	1/15/23	8,412	8,805
	Union Pacific Corp.	2.750%	4/15/23	6,004	6,298
	Union Pacific Corp.	3.500%	6/8/23	8,838	9,487
	Union Pacific Corp.	3.646%	2/15/24	8,175	8,888
	Union Pacific Corp.	3.150%	3/1/24	10,125	10,969
	Union Pacific Corp.	3.750%	3/15/24	10,210	11,166
	Union Pacific Corp.	3.250%	1/15/25	5,261	5,775
	Union Pacific Corp.	3.750%	7/15/25	4,285	4,851
	Union Pacific Corp.	3.250%	8/15/25	7,775	8,611
	United Parcel Service Inc.	2.350%	5/16/22	12,179	12,519
	United Parcel Service Inc.	2.450%	10/1/22	21,856	22,713
	United Parcel Service Inc.	2.500%	4/1/23	24,938	26,154
	United Parcel Service Inc.	2.200%	9/1/24	2,934	3,109
	United Parcel Service Inc.	2.800%	11/15/24	14,329	15,542
	United Parcel Service Inc.	3.900%	4/1/25	18,594	20,998
	Waste Management Inc.	2.900%	9/15/22	11,456	11,892
	Waste Management Inc.	2.400%	5/15/23	12,151	12,680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Management Inc.	3.500%	5/15/24	10,386	11,315
	Waste Management Inc.	3.125%	3/1/25	8,574	9,389
	Waste Management Inc.	0.750%	11/15/25	6,000	6,002
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	13,762	15,061
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	11,158	11,968
	WW Grainger Inc.	1.850%	2/15/25	9,571	10,059
					2,829,018
Materials (2.1%)
	Air Products and Chemicals Inc.	2.750%	2/3/23	5,799	6,096
	Air Products and Chemicals Inc.	3.350%	7/31/24	9,170	10,009
	Air Products and Chemicals Inc.	1.500%	10/15/25	12,018	12,488
	Airgas Inc.	3.650%	7/15/24	4,670	5,168
	Albemarle Corp.	4.150%	12/1/24	7,260	8,030
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,272	17,791
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	8,722	9,540
	Cabot Corp.	3.700%	7/15/22	5,845	6,062
	Carlisle Cos. Inc.	3.750%	11/15/22	3,775	3,957
	Carlisle Cos. Inc.	3.500%	12/1/24	8,648	9,466
	Celanese US Holdings LLC	4.625%	11/15/22	6,590	7,094
	Celanese US Holdings LLC	3.500%	5/8/24	10,396	11,242
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	8,620	9,417
	CRH America Inc.	5.750%	1/15/21	2,809	2,826
	Domtar Corp.	4.400%	4/1/22	4,403	4,523
	Dow Chemical Co.	3.500%	10/1/24	14,500	15,910
	Dow Chemical Co.	4.550%	11/30/25	10,000	11,674
	DuPont de Nemours Inc.	2.169%	5/1/23	48,576	49,357
	DuPont de Nemours Inc.	4.205%	11/15/23	39,161	43,128
	DuPont de Nemours Inc.	4.493%	11/15/25	24,126	28,078
	Eastman Chemical Co.	3.500%	12/1/21	6,991	7,194
	Eastman Chemical Co.	3.600%	8/15/22	15,433	16,114
	Eastman Chemical Co.	3.800%	3/15/25	11,835	13,054
	Ecolab Inc.	2.375%	8/10/22	19,963	20,632
	Ecolab Inc.	3.250%	1/14/23	4,916	5,183
	EI du Pont de Nemours & Co.	1.700%	7/15/25	9,651	10,017
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,663	7,313
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,535	9,126
	FMC Corp.	3.950%	2/1/22	3,080	3,167
	FMC Corp.	4.100%	2/1/24	7,593	8,233
	Georgia-Pacific LLC	8.000%	1/15/24	5,395	6,595
[1]	Georgia-Pacific LLC	0.625%	5/15/24	4,000	4,002
[1]	Georgia-Pacific LLC	1.750%	9/30/25	10,000	10,411
	Huntsman International LLC	5.125%	11/15/22	5,086	5,442
	International Flavors & Fragrances Inc.	3.200%	5/1/23	5,154	5,368
	Kinross Gold Corp.	5.950%	3/15/24	8,226	9,391
	Linde Inc.	3.000%	9/1/21	5,000	5,102
	Linde Inc.	2.450%	2/15/22	10,477	10,682
	Linde Inc.	2.200%	8/15/22	9,273	9,519
	Linde Inc.	2.700%	2/21/23	11,691	12,191
	Linde Inc.	2.650%	2/5/25	6,655	7,149
	LYB International Finance BV	4.000%	7/15/23	18,634	20,216
	LYB International Finance III LLC	2.875%	5/1/25	13,503	14,566
	LYB International Finance III LLC	1.250%	10/1/25	12,065	12,173
	LyondellBasell Industries NV	5.750%	4/15/24	11,630	13,341
	Martin Marietta Materials Inc.	4.250%	7/2/24	7,707	8,597
	Mosaic Co.	3.250%	11/15/22	13,638	14,262
	Mosaic Co.	4.250%	11/15/23	18,920	20,612
	NewMarket Corp.	4.100%	12/15/22	2,725	2,893
	Newmont Corp.	3.700%	3/15/23	2,850	2,989

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nucor Corp.	4.125%	9/15/22	8,950	9,455
	Nucor Corp.	4.000%	8/1/23	14,150	15,303
	Nucor Corp.	2.000%	6/1/25	12,906	13,573
	Nutrien Ltd.	3.150%	10/1/22	8,776	9,150
	Nutrien Ltd.	1.900%	5/13/23	7,154	7,378
	Nutrien Ltd.	3.500%	6/1/23	6,406	6,823
	Nutrien Ltd.	3.625%	3/15/24	10,665	11,611
	Nutrien Ltd.	3.375%	3/15/25	15,976	17,511
	Nutrien Ltd.	3.000%	4/1/25	7,333	7,928
	Owens Corning	4.200%	12/1/24	6,269	6,956
	Packaging Corp. of America	4.500%	11/1/23	12,332	13,603
	Packaging Corp. of America	3.650%	9/15/24	6,507	7,136
	PPG Industries Inc.	3.200%	3/15/23	8,064	8,528
	PPG Industries Inc.	2.400%	8/15/24	5,488	5,803
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,083	5,470
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	5,500	5,568
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	24,347	27,359
	RPM International Inc.	3.450%	11/15/22	3,758	3,885
	Sherwin-Williams Co.	4.200%	1/15/22	5,261	5,430
	Sherwin-Williams Co.	2.750%	6/1/22	2,073	2,135
	Sherwin-Williams Co.	3.125%	6/1/24	24,385	26,387
	Sherwin-Williams Co.	3.450%	8/1/25	8,527	9,414
	Southern Copper Corp.	3.500%	11/8/22	5,015	5,260
	Southern Copper Corp.	3.875%	4/23/25	7,275	8,058
	Steel Dynamics Inc.	2.800%	12/15/24	19,493	20,760
	Steel Dynamics Inc.	2.400%	6/15/25	4,140	4,368
	Vulcan Materials Co.	4.500%	4/1/25	5,368	6,133
	WestRock RKT LLC	4.900%	3/1/22	4,122	4,343
	WestRock RKT LLC	4.000%	3/1/23	7,645	8,141
	WRKCo Inc.	3.000%	9/15/24	15,179	16,338
	WRKCo Inc.	3.750%	3/15/25	14,675	16,358
					883,555
Technology (8.3%)
	Adobe Inc.	1.700%	2/1/23	16,096	16,600
	Adobe Inc.	1.900%	2/1/25	12,970	13,699
	Adobe Inc.	3.250%	2/1/25	14,918	16,463
	Altera Corp.	4.100%	11/15/23	13,799	15,304
	Analog Devices Inc.	2.500%	12/5/21	10,645	10,854
	Analog Devices Inc.	2.875%	6/1/23	5,506	5,793
	Analog Devices Inc.	3.125%	12/5/23	8,518	9,158
	Analog Devices Inc.	2.950%	4/1/25	9,483	10,345
	Apple Inc.	2.150%	2/9/22	24,931	25,497
	Apple Inc.	2.500%	2/9/22	28,409	29,102
	Apple Inc.	2.300%	5/11/22	20,482	21,035
	Apple Inc.	2.700%	5/13/22	22,089	22,907
	Apple Inc.	1.700%	9/11/22	14,500	14,872
	Apple Inc.	2.100%	9/12/22	16,649	17,178
	Apple Inc.	2.400%	1/13/23	22,835	23,798
	Apple Inc.	2.850%	2/23/23	26,558	27,942
	Apple Inc.	2.400%	5/3/23	98,311	103,239
[3]	Apple Inc.	0.750%	5/11/23	31,637	31,956
	Apple Inc.	3.000%	2/9/24	35,289	37,949
	Apple Inc.	3.450%	5/6/24	44,904	49,380
	Apple Inc.	2.850%	5/11/24	51,134	54,957
	Apple Inc.	1.800%	9/11/24	13,761	14,399
	Apple Inc.	2.750%	1/13/25	12,512	13,549
	Apple Inc.	2.500%	2/9/25	24,341	26,221
	Apple Inc.	1.125%	5/11/25	47,159	48,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.200%	5/13/25	49,362	54,930
	Apple Inc.	0.550%	8/20/25	19,200	19,207
	Applied Materials Inc.	3.900%	10/1/25	14,607	16,756
	Arrow Electronics Inc.	3.500%	4/1/22	5,064	5,221
	Arrow Electronics Inc.	4.500%	3/1/23	4,370	4,664
	Arrow Electronics Inc.	3.250%	9/8/24	11,899	12,830
	Arrow Electronics Inc.	4.000%	4/1/25	4,920	5,391
	Autodesk Inc.	3.600%	12/15/22	2,993	3,148
	Autodesk Inc.	4.375%	6/15/25	7,304	8,333
	Automatic Data Processing Inc.	3.375%	9/15/25	16,526	18,560
	Avnet Inc.	3.750%	12/1/21	4,675	4,784
	Avnet Inc.	4.875%	12/1/22	7,125	7,654
	Broadcom Corp.	3.000%	1/15/22	13,000	13,330
	Broadcom Corp.	2.650%	1/15/23	22,632	23,580
	Broadcom Corp.	3.625%	1/15/24	33,568	36,179
	Broadcom Corp.	3.125%	1/15/25	17,155	18,453
	Broadcom Inc.	3.125%	10/15/22	10,870	11,370
	Broadcom Inc.	2.250%	11/15/23	10,526	10,992
	Broadcom Inc.	3.625%	10/15/24	24,039	26,334
	Broadcom Inc.	4.700%	4/15/25	42,925	49,126
	Broadcom Inc.	3.150%	11/15/25	43,000	46,756
	Cadence Design Systems Inc.	4.375%	10/15/24	5,932	6,667
	Cisco Systems Inc.	3.000%	6/15/22	13,669	14,250
	Cisco Systems Inc.	2.600%	2/28/23	8,511	8,949
	Cisco Systems Inc.	2.200%	9/20/23	16,767	17,592
	Cisco Systems Inc.	3.625%	3/4/24	14,418	15,915
	Cisco Systems Inc.	3.500%	6/15/25	3,492	3,951
	Corning Inc.	2.900%	5/15/22	6,788	6,988
[1]	Dell International LLC	5.450%	6/15/23	75,439	83,284
[1]	Dell International LLC	4.000%	7/15/24	16,255	17,845
[1]	Dell International LLC	5.850%	7/15/25	23,583	28,098
	DXC Technology Co.	4.000%	4/15/23	10,863	11,566
	DXC Technology Co.	4.250%	4/15/24	11,338	12,265
	DXC Technology Co.	4.125%	4/15/25	18,849	20,614
	Equifax Inc.	3.300%	12/15/22	11,824	12,411
	Equifax Inc.	3.950%	6/15/23	7,663	8,278
	Equifax Inc.	2.600%	12/1/24	15,682	16,793
	Flex Ltd.	5.000%	2/15/23	7,146	7,762
	Flex Ltd.	4.750%	6/15/25	8,585	9,713
	Harman International Industries Inc.	4.150%	5/15/25	6,278	6,961
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	34,552	36,826
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	13,862	14,356
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	21,763	23,949
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	19,480	19,877
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	21,332	24,193
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	45,455	52,868
	HP Inc.	4.050%	9/15/22	9,310	9,880
	HP Inc.	2.200%	6/17/25	21,793	23,044
	IBM Credit LLC	3.600%	11/30/21	8,800	9,092
	IBM Credit LLC	2.200%	9/8/22	8,883	9,175
	IBM Credit LLC	3.000%	2/6/23	9,527	10,061
	IHS Markit Ltd.	4.125%	8/1/23	7,760	8,478
	IHS Markit Ltd.	3.625%	5/1/24	6,600	7,210
	Intel Corp.	2.350%	5/11/22	13,059	13,421
	Intel Corp.	3.100%	7/29/22	13,314	13,922
	Intel Corp.	2.700%	12/15/22	28,238	29,607
	Intel Corp.	2.875%	5/11/24	26,276	28,293
	Intel Corp.	3.400%	3/25/25	38,714	43,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.700%	7/29/25	38,707	43,779
	International Business Machines Corp.	2.500%	1/27/22	23,157	23,759
	International Business Machines Corp.	2.850%	5/13/22	67,359	69,888
	International Business Machines Corp.	1.875%	8/1/22	12,047	12,363
	International Business Machines Corp.	2.875%	11/9/22	33,958	35,640
	International Business Machines Corp.	3.375%	8/1/23	32,004	34,510
	International Business Machines Corp.	3.625%	2/12/24	25,744	28,196
	International Business Machines Corp.	3.000%	5/15/24	54,461	58,907
[3]	International Business Machines Corp.	7.000%	10/30/25	5,600	7,258
	Intuit Inc.	0.650%	7/15/23	9,160	9,211
	Intuit Inc.	0.950%	7/15/25	9,997	10,095
	Jabil Inc.	4.700%	9/15/22	7,921	8,476
	Juniper Networks Inc.	4.500%	3/15/24	11,286	12,555
	Juniper Networks Inc.	4.350%	6/15/25	5,706	6,457
	KLA Corp.	4.650%	11/1/24	23,166	26,350
	Lam Research Corp.	3.800%	3/15/25	10,646	11,951
[1]	Leidos Inc.	2.950%	5/15/23	8,850	9,281
[1]	Leidos Inc.	3.625%	5/15/25	9,479	10,510
	Marvell Technology Group Ltd.	4.200%	6/22/23	9,451	10,207
	Maxim Integrated Products Inc.	3.375%	3/15/23	7,657	8,081
	Microchip Technology Inc.	4.333%	6/1/23	20,489	22,175
	Micron Technology Inc.	2.497%	4/24/23	26,519	27,694
	Micron Technology Inc.	4.640%	2/6/24	7,281	8,082
	Microsoft Corp.	2.400%	2/6/22	40,596	41,576
	Microsoft Corp.	2.375%	2/12/22	19,852	20,326
	Microsoft Corp.	2.650%	11/3/22	20,158	21,006
	Microsoft Corp.	2.125%	11/15/22	18,740	19,436
	Microsoft Corp.	2.375%	5/1/23	20,777	21,715
	Microsoft Corp.	2.000%	8/8/23	26,480	27,637
	Microsoft Corp.	3.625%	12/15/23	22,605	24,733
	Microsoft Corp.	2.875%	2/6/24	54,193	58,168
	Microsoft Corp.	2.700%	2/12/25	41,071	44,611
	Microsoft Corp.	3.125%	11/3/25	50,949	56,854
	Moody's Corp.	4.500%	9/1/22	14,574	15,455
	Moody's Corp.	2.625%	1/15/23	13,818	14,418
	Moody's Corp.	4.875%	2/15/24	7,635	8,553
	Moody's Corp.	3.750%	3/24/25	9,671	10,846
	Motorola Solutions Inc.	3.500%	3/1/23	6,553	6,932
	Motorola Solutions Inc.	4.000%	9/1/24	9,244	10,333
	NetApp Inc.	3.300%	9/29/24	6,932	7,523
	NetApp Inc.	1.875%	6/22/25	15,018	15,645
[1]	NXP BV	4.875%	3/1/24	16,759	18,831
[1]	NXP BV	2.700%	5/1/25	11,560	12,383
	Oracle Corp.	1.900%	9/15/21	10,000	10,116
	Oracle Corp.	2.500%	5/15/22	39,898	41,009
	Oracle Corp.	2.500%	10/15/22	58,343	60,723
	Oracle Corp.	2.625%	2/15/23	33,439	35,026
	Oracle Corp.	3.625%	7/15/23	16,780	18,228
	Oracle Corp.	2.400%	9/15/23	47,345	49,790
	Oracle Corp.	3.400%	7/8/24	33,727	36,817
	Oracle Corp.	2.950%	11/15/24	36,063	39,122
	Oracle Corp.	2.500%	4/1/25	65,422	70,214
	Oracle Corp.	2.950%	5/15/25	40,787	44,432
	QUALCOMM Inc.	3.000%	5/20/22	22,916	23,839
	QUALCOMM Inc.	2.600%	1/30/23	7,176	7,502
	QUALCOMM Inc.	2.900%	5/20/24	11,586	12,464
	QUALCOMM Inc.	3.450%	5/20/25	22,216	24,754
[1]	QUALCOMM Inc.	1.300%	5/20/28	13,346	13,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RELX Capital Inc.	3.500%	3/16/23	10,829	11,520
	S&P Global Inc.	4.000%	6/15/25	14,617	16,637
	salesforce.com Inc.	3.250%	4/11/23	18,925	20,181
	Seagate HDD Cayman	4.750%	6/1/23	8,724	9,455
	Seagate HDD Cayman	4.875%	3/1/24	15,450	16,918
	Seagate HDD Cayman	4.750%	1/1/25	13,312	14,760
	Texas Instruments Inc.	1.850%	5/15/22	10,881	11,126
	Texas Instruments Inc.	2.250%	5/1/23	3,700	3,848
	Texas Instruments Inc.	2.625%	5/15/24	13,359	14,293
	Texas Instruments Inc.	1.375%	3/12/25	19,456	20,097
	Thomson Reuters Corp.	4.300%	11/23/23	8,911	9,787
	Verisk Analytics Inc.	4.125%	9/12/22	10,379	11,002
	Verisk Analytics Inc.	4.000%	6/15/25	16,645	18,827
	VMware Inc.	2.950%	8/21/22	39,544	41,169
	VMware Inc.	4.500%	5/15/25	18,079	20,478
	Xilinx Inc.	2.950%	6/1/24	14,603	15,731
					3,440,910
Utilities (4.8%)
	AEP Texas Inc.	2.400%	10/1/22	5,975	6,170
[1,4]	AES Corp.	1.375%	1/15/26	2,900	2,915
	Alabama Power Co.	2.450%	3/30/22	13,115	13,447
	Alabama Power Co.	3.550%	12/1/23	5,980	6,517
	Ameren Corp.	2.500%	9/15/24	10,935	11,634
	Ameren Illinois Co.	2.700%	9/1/22	5,160	5,343
	Ameren Illinois Co.	3.250%	3/1/25	4,827	5,310
	American Electric Power Co. Inc.	3.650%	12/1/21	8,967	9,261
	American Electric Power Co. Inc.	2.950%	12/15/22	21,693	22,696
	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	2,003
	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	2,007
	American Water Capital Corp.	3.850%	3/1/24	3,861	4,220
	American Water Capital Corp.	3.400%	3/1/25	13,698	15,126
	Appalachian Power Co.	3.400%	6/1/25	2,472	2,719
	Arizona Public Service Co.	3.150%	5/15/25	5,789	6,355
	Avangrid Inc.	3.150%	12/1/24	12,221	13,303
	Avangrid Inc.	3.200%	4/15/25	11,659	12,760
	Baltimore Gas & Electric Co.	3.350%	7/1/23	6,122	6,526
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	11,739	12,324
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	10,020	10,883
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	9,665	10,700
[1]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	22,570	25,656
	Black Hills Corp.	4.250%	11/30/23	4,657	5,099
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	3,687	3,784
	CenterPoint Energy Inc.	3.600%	11/1/21	7,515	7,738
	CenterPoint Energy Inc.	2.500%	9/1/22	8,577	8,870
	CenterPoint Energy Inc.	3.850%	2/1/24	8,373	9,156
	CenterPoint Energy Inc.	2.500%	9/1/24	9,862	10,466
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	6,879	7,342
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,900	2,185
	CMS Energy Corp.	5.050%	3/15/22	5,838	6,106
	Connecticut Light & Power Co.	2.500%	1/15/23	8,068	8,390
[4]	Connecticut Light & Power Co.	0.750%	12/1/25	2,000	2,002
[4]	Consolidated Edison Inc.	0.650%	12/1/23	5,000	4,999
	Consumers Energy Co.	3.375%	8/15/23	9,653	10,343
	Delmarva Power & Light Co.	3.500%	11/15/23	7,879	8,527
	Dominion Energy Inc.	2.750%	1/15/22	13,745	14,076
	Dominion Energy Inc.	2.750%	9/15/22	5,003	5,176
	Dominion Energy Inc.	3.071%	8/15/24	7,925	8,564
	Dominion Energy Inc.	3.300%	3/15/25	10,207	11,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy Inc.	3.900%	10/1/25	18,877	21,422
[2]	Dominion Energy Inc.	5.750%	10/1/54	9,825	10,672
	DTE Electric Co.	3.650%	3/15/24	7,081	7,717
	DTE Electric Co.	3.375%	3/1/25	6,925	7,688
	DTE Energy Co.	2.600%	6/15/22	4,815	4,970
	DTE Energy Co.	3.300%	6/15/22	5,882	6,106
	DTE Energy Co.	0.550%	11/1/22	9,900	9,910
	DTE Energy Co.	2.250%	11/1/22	12,188	12,626
	DTE Energy Co.	3.700%	8/1/23	11,075	11,963
	DTE Energy Co.	3.850%	12/1/23	8,081	8,786
	DTE Energy Co.	3.500%	6/1/24	8,978	9,746
	DTE Energy Co.	2.529%	10/1/24	10,156	10,811
	DTE Energy Co.	1.050%	6/1/25	12,551	12,625
	DTE Energy Co.	2.850%	10/1/26	7,500	8,207
	Duke Energy Carolinas LLC	3.350%	5/15/22	6,694	6,990
	Duke Energy Carolinas LLC	2.500%	3/15/23	10,176	10,645
	Duke Energy Carolinas LLC	3.050%	3/15/23	5,825	6,159
	Duke Energy Corp.	1.800%	9/1/21	11,608	11,722
	Duke Energy Corp.	2.400%	8/15/22	9,314	9,605
	Duke Energy Corp.	3.050%	8/15/22	8,350	8,664
	Duke Energy Corp.	3.950%	10/15/23	8,713	9,475
	Duke Energy Corp.	3.750%	4/15/24	19,552	21,446
	Duke Energy Corp.	0.900%	9/15/25	12,000	12,031
	Duke Energy Corp.	2.650%	9/1/26	5,000	5,439
	Duke Energy Ohio Inc.	3.800%	9/1/23	8,123	8,813
	Duke Energy Progress LLC	2.800%	5/15/22	12,741	13,108
	Duke Energy Progress LLC	3.375%	9/1/23	6,209	6,681
	Duke Energy Progress LLC	3.250%	8/15/25	7,008	7,794
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	6,015	6,480
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	8,751	9,330
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	8,115	8,925
	Edison International	2.400%	9/15/22	7,797	7,929
	Edison International	3.125%	11/15/22	4,150	4,269
	Edison International	2.950%	3/15/23	6,049	6,238
	Edison International	3.550%	11/15/24	9,830	10,469
	Edison International	4.950%	4/15/25	6,814	7,628
	Enel Generacion Chile SA	4.250%	4/15/24	5,465	5,916
	Entergy Arkansas LLC	3.700%	6/1/24	2,919	3,201
	Entergy Corp.	4.000%	7/15/22	15,009	15,784
	Entergy Corp.	0.900%	9/15/25	13,944	13,947
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	3,598	4,246
	Entergy Louisiana LLC	4.050%	9/1/23	7,985	8,684
	Entergy Louisiana LLC	0.620%	11/17/23	9,800	9,819
	Entergy Louisiana LLC	5.400%	11/1/24	6,506	7,659
	Evergy Inc.	2.450%	9/15/24	10,496	11,122
	Evergy Metro Inc.	3.150%	3/15/23	5,165	5,443
	Evergy Metro Inc.	3.650%	8/15/25	705	793
	Eversource Energy	2.750%	3/15/22	8,481	8,715
	Eversource Energy	2.800%	5/1/23	6,706	7,032
	Eversource Energy	3.800%	12/1/23	8,300	9,085
	Eversource Energy	2.900%	10/1/24	10,916	11,790
	Eversource Energy	3.150%	1/15/25	7,454	8,107
	Eversource Energy	0.800%	8/15/25	6,089	6,064
	Exelon Corp.	2.450%	4/15/21	4,200	4,224
	Exelon Corp.	3.497%	6/1/22	15,411	16,054
	Exelon Corp.	3.950%	6/15/25	27,214	30,796
	Exelon Generation Co. LLC	3.400%	3/15/22	6,040	6,251
	Exelon Generation Co. LLC	4.250%	6/15/22	15,969	16,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Generation Co. LLC	3.250%	6/1/25	13,631	14,686
	FirstEnergy Corp.	4.250%	3/15/23	3,900	4,104
	Florida Power & Light Co.	2.750%	6/1/23	7,918	8,293
	Florida Power & Light Co.	3.250%	6/1/24	9,750	10,503
	Florida Power & Light Co.	2.850%	4/1/25	15,477	16,862
	Georgia Power Co.	2.850%	5/15/22	7,124	7,375
	Georgia Power Co.	2.100%	7/30/23	24,071	25,128
	Georgia Power Co.	2.200%	9/15/24	9,136	9,596
	Iberdrola International BV	5.810%	3/15/25	2,735	3,210
	Interstate Power & Light Co.	3.250%	12/1/24	9,592	10,516
	IPALCO Enterprises Inc.	3.700%	9/1/24	7,828	8,513
	ITC Holdings Corp.	2.700%	11/15/22	8,575	8,917
	ITC Holdings Corp.	3.650%	6/15/24	7,343	7,986
	Louisville Gas & Electric Co.	3.300%	10/1/25	3,076	3,417
	MidAmerican Energy Co.	3.500%	10/15/24	13,381	14,734
	National Fuel Gas Co.	4.900%	12/1/21	8,564	8,805
	National Fuel Gas Co.	3.750%	3/1/23	10,175	10,632
	National Fuel Gas Co.	5.200%	7/15/25	8,928	9,856
	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	14,816	15,061
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	8,292	8,507
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	12,782	13,130
	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	4,848	5,006
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	6,225	6,505
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	8,698	9,385
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	10,479	11,192
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	11,153	12,097
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	8,124	9,028
[2]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	4,625	4,833
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	28,065	28,958
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	2,400	2,522
	NextEra Energy Capital Holdings Inc.	1.950%	9/1/22	3,326	3,415
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	7,122	7,460
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	29,109	31,357
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	31,215	33,828
	NiSource Inc.	0.950%	8/15/25	23,331	23,317
	Northern States Power Co.	2.150%	8/15/22	4,025	4,112
	Northern States Power Co.	2.600%	5/15/23	12,286	12,791
	NSTAR Electric Co.	2.375%	10/15/22	7,170	7,393
	Ohio Power Co.	5.375%	10/1/21	7,629	7,934
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	6,492	6,783
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	700	779
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	13,780	14,742
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	5,753	6,262
[1]	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	4,450	4,426
	ONE Gas Inc.	3.610%	2/1/24	3,197	3,460
	Pacific Gas & Electric Co.	1.750%	6/16/22	39,606	39,669
	Pacific Gas & Electric Co.	4.250%	8/1/23	10,500	11,188
	Pacific Gas & Electric Co.	3.850%	11/15/23	16,970	17,890
	Pacific Gas & Electric Co.	3.750%	2/15/24	3,787	4,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	3.500%	6/15/25	9,204	9,773
	Pacific Gas & Electric Co.	3.450%	7/1/25	28,932	31,009
	Pacific Gas & Electric Co.	3.150%	1/1/26	5,000	5,283
	PacifiCorp	2.950%	2/1/22	10,921	11,179
	PacifiCorp	2.950%	6/1/23	4,096	4,326
	PacifiCorp	3.600%	4/1/24	5,835	6,344
	PECO Energy Co.	2.375%	9/15/22	6,215	6,395
	PECO Energy Co.	3.150%	10/15/25	1,522	1,678
	Pinnacle West Capital Corp.	1.300%	6/15/25	10,890	11,076
	Potomac Electric Power Co.	3.600%	3/15/24	4,861	5,273
	PPL Capital Funding Inc.	4.200%	6/15/22	14,023	14,667
	PPL Capital Funding Inc.	3.500%	12/1/22	7,184	7,569
	PPL Capital Funding Inc.	3.400%	6/1/23	7,369	7,838
	PPL Capital Funding Inc.	3.950%	3/15/24	6,436	7,037
	Progress Energy Inc.	3.150%	4/1/22	7,954	8,188
	PSEG Power LLC	3.850%	6/1/23	14,359	15,343
	Public Service Co. of Colorado	2.250%	9/15/22	9,356	9,594
	Public Service Co. of New Hampshire	3.500%	11/1/23	11,232	12,144
	Public Service Electric & Gas Co.	2.375%	5/15/23	9,200	9,601
	Public Service Electric & Gas Co.	3.250%	9/1/23	3,499	3,757
	Public Service Electric & Gas Co.	3.000%	5/15/25	5,286	5,787
	Public Service Enterprise Group Inc.	2.650%	11/15/22	8,885	9,251
	Public Service Enterprise Group Inc.	2.875%	6/15/24	21,651	23,213
	Public Service Enterprise Group Inc.	0.800%	8/15/25	9,638	9,614
	Puget Energy Inc.	6.000%	9/1/21	9,332	9,682
	Puget Energy Inc.	5.625%	7/15/22	6,176	6,559
	Puget Energy Inc.	3.650%	5/15/25	9,582	10,616
	San Diego Gas & Electric Co.	3.600%	9/1/23	5,895	6,299
	Sempra Energy	2.875%	10/1/22	13,065	13,505
	Sempra Energy	2.900%	2/1/23	12,838	13,447
	Sempra Energy	4.050%	12/1/23	8,255	9,017
	Sempra Energy	3.550%	6/15/24	10,488	11,403
	Sempra Energy	3.750%	11/15/25	6,322	7,140
	Southern California Edison Co.	2.400%	2/1/22	5,705	5,808
	Southern California Edison Co.	3.400%	6/1/23	7,655	8,162
	Southern California Edison Co.	3.500%	10/1/23	11,375	12,212
	Southern California Edison Co.	3.700%	8/1/25	19,226	21,478
	Southern California Gas Co.	3.150%	9/15/24	8,245	8,965
	Southern California Gas Co.	3.200%	6/15/25	2,158	2,370
	Southern Co.	2.950%	7/1/23	16,487	17,454
[2]	Southern Co.	5.500%	3/15/57	6,700	6,935
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	9,696	10,183
	Southern Power Co.	2.500%	12/15/21	6,000	6,118
	Southwestern Public Service Co.	3.300%	6/15/24	5,367	5,785
	Tucson Electric Power Co.	3.050%	3/15/25	4,600	5,002
	Union Electric Co.	3.500%	4/15/24	6,218	6,746
	Virginia Electric & Power Co.	2.950%	1/15/22	5,320	5,436
	Virginia Electric & Power Co.	3.450%	9/1/22	7,152	7,463
	Virginia Electric & Power Co.	2.750%	3/15/23	21,460	22,480
	Virginia Electric & Power Co.	3.450%	2/15/24	5,871	6,347
	Virginia Electric & Power Co.	3.100%	5/15/25	2,633	2,879
	WEC Energy Group Inc.	0.550%	9/15/23	3,750	3,761
	WEC Energy Group Inc.	3.550%	6/15/25	11,968	13,331
	Wisconsin Electric Power Co.	2.050%	12/15/24	8,607	9,074
	Xcel Energy Inc.	2.600%	3/15/22	4,400	4,524
	Xcel Energy Inc.	0.500%	10/15/23	6,496	6,494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	3.300%	6/1/25	10,341	11,320
					1,980,600
Total Corporate Bonds (Cost $39,903,410)					41,149,774
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5]	Vanguard Market Liquidity Fund (Cost $93,951)	0.109%		939,507	93,951
Total Investments (99.5%) (Cost $39,997,361)					41,243,725
Other Assets and Liabilities—Net (0.5%)					206,771
Net Assets (100%)					41,450,496
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value of these securities was $603,452,000, representing 1.5% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Securities with a value of $1,713,000 have been segregated as initial margin for open futures contracts.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2020.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	780	98,304	(7)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2021	(9)	(1,988)	—
10-Year U.S. Treasury Note	March 2021	(240)	(33,161)	(51)
				(51)
				(58)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	41,149,774	—	41,149,774
Temporary Cash Investments	93,951	—	—	93,951
Total	93,951	41,149,774	—	41,243,725

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	25	—	—	25
1	Represents variation margin on the last day of the reporting period.